Tax Exempt

                              SEMI-ANNUAL REPORT

                              December 31, 1996
                                 (Unaudited)

                           Ohio Tax-Free Money Fund

                             Tax-Free Money Fund

                        California Tax-Free Money Fund

                    Royal Palm Florida Tax-Free Money Fund

                       Tax-Free Intermediate Term Fund

                          Ohio Insured Tax-Free Fund


                                MIDWEST GROUP

LETTER FROM THE PRESIDENT
===============================================================================

Dear Fellow Shareholder:

This past year proved to be anything but stable for the bond market. Early in 1996, economists were concerned about a possible recession. In response, the Federal Reserve Board lowered interest rates 1/4% to boost the sluggish economy. By mid-year, all discussion about a recession disappeared as it became apparent that the economy was growing at an above average pace. Bond prices fell, sending yields higher as investors became concerned that a robust economy and strong employment would lead to higher inflation. At the start of the fourth quarter the market rallied briefly in response to slower growth, but retreated when economic vigor renewed concerns of rising inflation. The 30-year Treasury bond, after reaching a yield of 6.35% in early December, closed the year at a yield of 6.60%.

Municipal bonds turned in a strong performance in 1996 relative to Treasuries. Although they began the year on weak footing, prices firmed notably once the flat-tax reform issue faded into the background. By year-end, municipal bonds regained much lost ground and outperformed Treasuries for the year.

At their current levels, municipal bonds continue to offer good value to investors. While bonds may be trapped in a narrow trading range in the near-term, we expect them to benefit from an economy enjoying moderate growth with fairly low levels of inflation. We continue to favor municipal bonds with high credit quality and good liquidity for which there exists an active and efficient market. As in the past, the Funds within the Midwest Group Tax-Free Trust provide high-quality alternatives for investors seeking current tax-free income consistent with protection of capital.

OHIO TAX-FREE MONEY FUND

The Fund's 7-day effective yield as of December 31, 1996 was 3.30%, which is equivalent to a taxable yield of 5.91%, assuming the maximum combined federal and Ohio income tax bracket for individuals.

TAX-FREE MONEY FUND

The Fund's 7-day effective yield as of December 31, 1996 was 3.08%, which is equivalent to a taxable yield of 5.10%, assuming the maximum federal income tax bracket for individuals.

CALIFORNIA TAX-FREE MONEY FUND

The Fund's 7-day effective yield as of December 31, 1996 was 3.30%, which is equivalent to a taxable yield of 6.14%, assuming the maximum combined federal and California income tax bracket for individuals.

ROYAL PALM FLORIDA TAX-FREE MONEY FUND

The Fund's 7-day effective yields as of December 31, 1996 were 3.24% for Retail shares and 3.50% for Institutional shares, which are equivalent to taxable yields of 5.36% and 5.79%, respectively, assuming the maximum federal income tax bracket for individuals.

TAX-FREE INTERMEDIATE TERM FUND

The Fund's yields for December 31, 1996 were 4.37% for Class A shares and 3.71% for Class C shares, which are equivalent to taxable yields of 7.24% and 6.14%, respectively, assuming the maximum federal income tax bracket for individuals. The Fund's total returns for the twelve months ended December 31, 1996 for Class A shares and Class C shares, excluding the impact of applicable sales loads, were 3.87% and 3.31%, respectively.

OHIO INSURED TAX-FREE FUND

The Fund's yields for December 31, 1996 were 4.80% for Class A shares and 4.25% for Class C shares, which are equivalent to taxable yields of 8.59% and 7.61%, respectively, assuming the maximum combined federal and Ohio income tax bracket for individuals. The Fund's total returns for the twelve months ended December 31, 1996 for Class A shares and Class C shares, excluding the impact of applicable sales loads, were 3.07% and 2.51%, respectively.

In addition, we have recently opened an Institutional class of shares in the Ohio Tax-Free Money Fund, similar to that of the Royal Palm Tax-Free Money Fund. These shares are specifically geared toward institutional investors, including banks and bank trust departments, brokerage firms and corporations.

Midwest Group provides clients with opportunities to generate income through a variety of options. As always, we remain committed to helping you meet your investment objectives.

Sincerely,

/s/ Robert H. Leshner

Robert H. Leshner
President
February 16, 1997

Photo of: Robert H. Leshner, President


STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1996 (Unaudited)
=============================================================================================================
                                                                 OHIO                            CALIFORNIA
                                                               TAX-FREE         TAX-FREE          TAX-FREE
                                                              MONEY FUND       MONEY FUND        MONEY FUND
-------------------------------------------------------------------------------------------------------------


ASSETS
Investments in securities:

   At acquisition cost..................................   $  275,098,090    $  38,047,960     $  38,475,104
                                                           ==============    ==============   ===============
   At amortized cost....................................   $  274,936,278    $  38,015,241     $  38,440,167
                                                           ==============    ==============   ===============
   At value (Note 2)....................................   $  274,936,278    $  38,015,241     $  38,440,167
Cash ...................................................        2,711,851               --                --
Interest receivable ....................................        2,384,145          290,575           308,657
Other assets ...........................................           50,860            7,146             8,353
                                                           --------------    --------------   ---------------

     TOTAL ASSETS.......................................      280,083,134       38,312,962        38,757,177
                                                           --------------    --------------   ---------------

LIABILITIES
Bank overdraft..........................................               --          150,406            64,288
Dividends payable.......................................          258,873            3,294             1,987
Payable for securities purchased........................               --        1,200,739                --
Payable to affiliates (Note 4) .........................          126,104           24,178            27,856
Other accrued expenses and liabilities .................           11,072            3,984             3,730
                                                           --------------    --------------   ---------------

     TOTAL LIABILITIES..................................          396,049        1,382,601            97,861
                                                           --------------    --------------   ---------------
NET ASSETS  ............................................   $  279,687,085    $  36,930,361     $  38,659,316
                                                           ==============    ==============   ===============

Net assets consist of:
Capital shares .........................................   $  279,674,180    $  36,927,811     $  38,660,209
Undistributed net investment income.....................               --            3,600                --
Accumulated net realized gains (losses) from
   security transactions................................           12,905          ( 1,050 )           ( 893 )
                                                           --------------    --------------   ---------------
Net assets..............................................   $  279,687,085    $  36,930,361     $  38,659,316
                                                           ==============    ==============   ===============


Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ..........      279,674,336       36,938,254        38,660,209
                                                           ==============    ==============   ===============


Net asset value, offering price and redemption price
   per share (Note 2) ..................................   $         1.00    $        1.00     $        1.00
                                                           ==============    ==============   ===============

See accompanying notes to financial statements.


STATEMENTS OF OPERATIONS For
the Six Months Ended December 31, 1996 (Unaudited)
=============================================================================================================
                                                                 OHIO                            CALIFORNIA
                                                               TAX-FREE         TAX-FREE          TAX-FREE
                                                              MONEY FUND       MONEY FUND        MONEY FUND
--------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME

   Interest income......................................   $    4,665,261    $     545,042     $     728,460
                                                           --------------    --------------   ---------------

EXPENSES
   Investment advisory fees (Note 4)....................          588,522           71,497           102,741
   Distribution expenses (Note 4).......................          246,446            5,854             6,450
   Accounting services fees (Note 4)....................           26,500           19,500            19,500
   Transfer agent and shareholder services fees (Note 4)           37,788           14,633            11,856
   Postage and supplies.................................           21,717            7,223             3,239
   Professional fees....................................           10,356            3,756             3,756
   Insurance expense....................................            9,948            1,917             2,140
   Registration fees....................................            5,180            8,852             4,671
   Custodian fees (Note 4)..............................               --              858             3,470
   Pricing expenses.....................................            4,491            2,273             2,988
   Trustees' fees and expenses .........................            1,575            1,575             1,575
   Reports to shareholders .............................            2,347              965               832
   Other expenses ......................................            7,196            2,660             1,150
                                                           --------------    --------------   ---------------
TOTAL EXPENSES .........................................          962,066          141,563           164,368
                                                           --------------    --------------   ---------------

NET INVESTMENT INCOME ..................................        3,703,195          403,479           564,092
                                                           --------------    --------------   ---------------

NET REALIZED GAINS FROM SECURITY TRANSACTIONS ..........               --               --               687
                                                           --------------    --------------   ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .............   $    3,703,195    $     403,479     $     564,779
                                                           --------------    --------------   ---------------

See accompanying notes to financial statements.


STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended December 31, 1996 and June 30, 1996
==================================================================================================================================
                                                                                                                 CALIFORNIA
                                                              OHIO TAX-FREE              TAX-FREE                 TAX-FREE
                                                               MONEY FUND               MONEY FUND               MONEY FUND

                                                       SIX MONTHS       YEAR     SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                         ENDED          ENDED       ENDED       ENDED        ENDED        ENDED
                                                     DEC. 31, 1996    JUNE 30,  DEC. 31, 1996  JUNE 30,   DEC. 31, 1996  JUNE 30,
                                                      (UNAUDITED)       1996     (UNAUDITED)     1996      (UNAUDITED)     1996
----------------------------------------------------------------------------------------------------------------------------------


FROM OPERATIONS:

  Net investment income ..........................    $ 3,703,195    $ 7,465,588   $ 403,479    $ 870,333    $ 564,092   $ 818,679
  Net realized gains (losses) from

   security transactions .........................            --            (709)         --         (564)         687         116
                                                    -------------   -------------  ----------  -----------  ----------  ----------
Net increase in net assets from operations .......      3,703,195      7,464,879     403,479      869,769      564,779     818,795
                                                    -------------   -------------  ----------  -----------  ----------  ----------

DISTRIBUTIONS TO SHAREHOLDERS
  FROM NET INVESTMENT INCOME .....................     (3,703,195)    (7,465,588)   (399,879)    (873,034)    (564,092)   (818,679)
                                                    -------------   -------------  ----------  -----------  ----------  ----------
FROM CAPITAL SHARE
  TRANSACTIONS (NOTE 5):
  Proceeds from shares sold ......................    336,458,026    565,969,095  29,729,090   49,546,956   88,025,176  119,659,991
  Net asset value of shares issued in reinvestment
   of distributions to shareholders ..............      2,360,738      4,885,920     391,518      839,246      530,025      753,406
  Payments for shares redeemed ...................   (299,454,571)  (557,137,769)(18,536,235) (51,732,766) (86,018,633) 103,816,208)
                                                    -------------   -------------  ----------  -----------  ----------  -----------
Net increase (decrease) in net assets from
  capital share transactions .....................     39,364,193     13,717,246  11,584,373   (1,346,564)   2,536,568   16,597,189
                                                    -------------   -------------  ----------  -----------  ----------  -----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS ..................................     39,364,193     13,716,537  11,587,973   (1,349,829)   2,537,255   16,597,305

NET ASSETS:
   Beginning of period ...........................    240,322,892    226,606,355  25,342,388   26,692,217   36,122,061   19,524,756
                                                    -------------   -------------  ----------  -----------  ----------  -----------
   End of period .................................  $ 279,687,085  $ 240,322,892 $36,930,361  $25,342,388  $38,659,316  $36,122,061
                                                    =============   =============  ==========  ===========  ==========  ===========

UNDISTRIBUTED NET INVESTMENT INCOME ..............  $         --   $          -- $      3,600 $        --  $        --  $       --
                                                    =============   =============  ==========  ===========  ==========  ===========

See accompanying notes to financial statements.


STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1996 (Unaudited)
=======================================================================================================
                                                                                           ROYAL PALM
                                                            TAX-FREE      OHIO INSURED       FLORIDA
                                                          INTERMEDIATE       TAX-FREE       TAX-FREE
                                                           TERM FUND          FUND         MONEY FUND
-------------------------------------------------------------------------------------------------------


ASSETS
Investments in securities:
   At acquisition cost ................................   $ 66,462,541    $ 71,959,950   $ 49,495,278
                                                          ============    ============   ============
   At amortized cost ..................................   $ 66,135,352    $ 71,919,434   $ 49,444,692
                                                          ============    ============   ============
   At value (Note 2) ..................................   $ 68,546,362    $ 76,786,651   $ 49,444,692
Cash ..................................................         33,857          73,039        368,482
Receivable for capital shares sold ....................         40,507          77,716           --
Interest receivable ...................................      1,308,048         750,849        321,382
Other assets ..........................................         17,322          20,490          9,992
                                                          ------------    ------------   ------------
   TOTAL ASSETS .......................................     69,946,096      77,708,745     50,144,548
                                                          ------------    ------------   ------------

LIABILITIES
Dividends payable .....................................         47,195          77,795         53,610
Payable for capital shares redeemed ...................        167,705          38,662           --
Payable for securities purchased ......................           --              --        1,221,399
Payable to affiliates (Note 4) ........................         49,328          43,112         19,802
Other accrued expenses and liabilities ................          5,985           6,397          4,512
                                                          ------------    ------------   ------------
     TOTAL LIABILITIES ................................        270,213         165,966      1,299,323
                                                          ------------    ------------   ------------

NET ASSETS ............................................   $ 69,675,883    $ 77,542,779   $ 48,845,225
                                                          ============    ============   ============

Net assets consist of:
Capital shares ........................................   $ 68,745,123    $ 72,601,169   $ 48,846,357
Accumulated net realized gains (losses) from
 security transactions ................................     (1,480,250)         74,393         (1,132)
Net unrealized appreciation on investments ............      2,411,010       4,867,217           --
                                                          ------------    ------------   ------------

Net assets ............................................   $ 69,675,883    $ 77,542,779   $ 48,845,225
                                                          ============    ============   ============

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ...............   $ 64,448,995    $ 73,472,848   $ 32,565,831
                                                          ============    ============   ============

Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
    no par value) (Note 5) ............................      5,848,666       6,004,449     32,566,983
                                                          ============    ============   ============

Net asset value and redemption price per share (Note 2)   $      11.02    $      12.24   $       1.00
                                                          ============    ============   ============

Maximum offering price per share (Note 2) .............   $      11.24    $      12.75   $       1.00
                                                          ============    ============   ============


PRICING OF CLASS C SHARES(A)

Net assets applicable to Class C shares(A) ............   $  5,226,888    $  4,069,931   $ 16,279,394
                                                          ============    ============   ============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized,
   no par value) (Note 5) .............................        474,267         332,643     16,279,375
                                                          ============    ============   ============

Net asset value, offering price and redemption
   price per share (Note 2) ...........................   $      11.02    $      12.24   $       1.00
                                                          ============    ============   ============

(A) Except for the Royal Palm Florida Tax-Free Money Fund which offers Class B shares (Note 2).

See accompanying notes to financial statements.


STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 1996 (Unaudited)
===================================================================================================
                                                                                       ROYAL PALM
                                                            TAX-FREE    OHIO INSURED     FLORIDA
                                                          INTERMEDIATE    TAX-FREE      TAX-FREE
                                                           TERM FUND        FUND       MONEY FUND
---------------------------------------------------------------------------------------------------


INVESTMENT INCOME
   Interest income .....................................   $1,976,699   $2,302,720   $  799,852
                                                           ----------   ----------   ----------

EXPENSES
   Investment advisory fees (Note 4) ...................      179,118      198,513      112,092
   Distribution expenses, Class A (Note 4) .............       48,969        6,757       20,286
   Distribution expenses, Class C (Note 4) .............       12,692        4,717         --
   Transfer agent and shareholder services fees,
      Class A (Note 4) .................................       35,235       20,262        6,000
   Transfer agent and shareholder services fees,
      Class C (Note 4) .................................        6,000        6,000         --
   Transfer agent and shareholder services fees,
      Class B (Note 4) .................................         --           --          6,000
   Accounting services fees (Note 4) ...................       28,500       28,500       25,500
   Postage and supplies ................................       24,064       12,914        5,353
   Pricing expenses ....................................        8,254        8,223        2,378
   Professional fees ...................................        4,956        5,256        3,756
   Insurance expense ...................................        4,017        4,152        2,207
   Custodian fees ......................................        1,359        1,759        6,505
   Registration fees, Common ...........................        2,341          757        4,048
   Registration fees, Class A ..........................        4,841        3,323         --
   Registration fees, Class C ..........................        4,074        2,163         --
   Reports to shareholders .............................        2,987        1,849          472
   Trustees' fees and expenses .........................        1,575        1,575        1,575
   Other expenses ......................................        1,241        2,373        2,219
                                                           ----------   ----------   ----------

TOTAL EXPENSES .........................................      370,223      309,093      198,391
   Fees waived by the Adviser (Note 4) .................         --           --       ( 38,837 )
   Class B expenses reimbursed by the Adviser (Note 4) .         --           --       ( 11,507 )
                                                           ----------   ----------   ----------
NET EXPENSES ...........................................      370,223      309,093      148,047
                                                           ----------   ----------   ----------

NET INVESTMENT INCOME ..................................    1,606,476    1,993,627      651,805
                                                           ----------   ----------   ----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
     Net realized gains from security transactions .....      140,532       74,887           66
     Net change in unrealized appreciation/depreciation
       on investments ..................................      990,103    1,732,034         --
                                                           ----------   ----------   ----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS .......    1,130,635    1,806,921           66
                                                           ----------   ----------   ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS .............   $2,737,111   $3,800,548   $  651,871
                                                           ==========   ==========   ==========

See accompanying notes to financial statements.


STATEMENTS OF CHANGES IN NET ASSETS

For the Periods Ended December 31, 1996 and June 30, 1996

===================================================================================================================================
                                                                                                                  ROYAL PALM
                                                         TAX-FREE                                                  FLORIDA
                                                       INTERMEDIATE                  OHIO INSURED                  TAX-FREE
                                                         TERM FUND                   TAX-FREE FUND                MONEY FUND

                                                   SIX MONTHS      YEAR        SIX MONTHS        YEAR        SIX MONTHS     YEAR
                                                      ENDED        ENDED          ENDED          ENDED         ENDED        ENDED
                                                  DEC. 31, 1996   JUNE 30,     DEC. 31, 1996    JUNE 30,    DEC. 31, 1996  JUNE 30,
                                                   (UNAUDITED)      1996        (UNAUDITED)       1996       (UNAUDITED)     1996
-----------------------------------------------------------------------------------------------------------------------------------


FROM OPERATIONS:
  Net investment income ........................  $ 1,606,476    $ 3,575,536    $ 1,993,627    $ 4,034,181    $ 651,805  $ 984,325
  Net realized gains from security transactions       140,532        418,573         74,887        637,863           66         --
   Net change in unrealized appreciation/
   depreciation on investments .................      990,103       (378,154)     1,732,034       (557,750)          --         --
                                                   ----------     ----------     ----------     ----------     --------   --------
Net increase in net assets from operations .....    2,737,111      3,615,955      3,800,548      4,114,294      651,871    984,325
                                                   ----------     ----------     ----------     ----------     --------   --------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income, Class A ..........   (1,500,636)    (3,370,231)    (1,907,078)    (3,835,050)    (405,807)  (941,390)
  From net investment income, Class C ..........     (105,840)      (205,305)       (86,549)     ( 199,131)          --         --
  From net investment income, Class B ..........           --             --             --             --     (245,998)   (42,935)
                                                   ----------     ----------     ----------     ----------     --------   --------
Decrease in net assets from distributions to
  shareholders .................................   (1,606,476)    (3,575,536)    (1,993,627)    (4,034,181)    (651,805)  (984,325)
                                                   ----------     ----------     ----------     ----------     --------   --------

FROM CAPITAL SHARES
  TRANSACTIONS (NOTE 5):
CLASS A
  Proceeds from shares sold ....................    6,830,128     15,528,848     79,345,672    149,454,410   30,350,741  51,380,671
  Net asset value of shares issued in
   reinvestment of distributions to shareholders    1,190,289      2,685,608      1,444,503      2,832,266      338,596     836,936
  Payments for shares redeemed .................  (12,292,601)   (31,733,808)   (84,980,757)  (147,848,817) (27,029,932)(47,429,798)
                                                   ----------     ----------     ----------     ----------     --------   --------

Net increase (decrease) in net assets
  from Class A share transactions ..............   (4,272,184)   (13,519,352)    (4,190,582)     4,437,859    3,659,405   4,787,809
                                                   ----------     ----------     ----------     ----------     --------   --------

CLASS C (A)
  Proceeds from shares sold ....................      975,857      3,208,583        573,086      1,212,806   13,801,338  19,950,303
  Net asset value of shares issued in
   reinvestment of distributions to shareholders      101,101        192,684         75,707        173,201           --          --
  Payments for shares redeemed .................   (1,172,931)    (2,962,890)      (633,030)    (1,551,557) (16,666,723)   (805,545)
                                                   ----------     ----------     ----------     ----------     --------   ---------

Net increase (decrease) in net assets
  from Class C share transactions (A) ..........      (95,973)       438,377         15,763       (165,550)  (2,865,385) 19,144,758
                                                   ----------     ----------     ----------     ----------     --------   ---------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS ...............................   (3,237,522)   (13,040,556)    (2,367,898)     4,352,422      794,086  23,932,567

NET ASSETS:
  Beginning of period ..........................   72,913,405     85,953,961     79,910,677     75,558,255   48,051,139  24,118,572
                                                   ----------     ----------     ----------     ----------     --------   ---------
  End of period ................................ $ 69,675,883   $ 72,913,405   $ 77,542,779   $ 79,910,677 $ 48,845,225 $48,051,139
                                                   ==========     ==========     ==========     ==========     ========   =========

(A) Except for the Royal Palm Florida Tax-Free Money Fund which offers Class B shares (Note 2).

See accompanying notes to financial statements.


OHIO TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS

==================================================================================================================
                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==================================================================================================================
                                            SIX MONTHS
                                               ENDED
                                             DEC. 31,                    YEAR ENDED JUNE 30,
                                               1996
                                            (UNAUDITED)   1996       1995       1994       1993        1992
-----------------------------------------------------------------------------------------------------------------


Net asset value at beginning of period.....  $  1.000   $  1.000   $  1.000   $  1.000    $ 1.000    $ 1.000
                                            ---------- ----------  ---------  ---------  ---------  ----------
Net investment income......................     0.015      0.031      0.031      0.020      0.022      0.034
                                            ---------- ----------  ---------  ---------  ---------  ----------
Distributions from net investment income ..    (0.015)    (0.031)    (0.031)    (0.020)    (0.022)    (0.034)
                                            ---------- ----------  ---------  ---------  ---------  ----------
Net asset value at end of period...........  $  1.000   $  1.000   $  1.000   $  1.000    $ 1.000    $ 1.000
                                            ========== ==========  =========  =========  =========  ==========
Total return...............................     2.90%(A)   3.14%      3.12%      1.99%      2.19%      3.52%
                                            ========== ==========  =========  =========  =========  ==========
Net assets at end of period (000's) .......  $279,687   $240,323   $226,606   $213,001    $221,775   $ 218,503
                                            ========== ==========  =========  =========  =========  ==========
Ratio of expenses to average net assets ...     0.75%(A)    0.75%     0.74%      0.73%      0.74%      0.75%

Ratio of net investment income to
   average net assets......................     2.88%(A)    3.09%     3.08%      1.97%      2.16%      3.43%

(A) Annualized.

TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS
================================================================================================================
                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================================================
                                            SIX MONTHS
                                               ENDED
                                             DEC. 31,                    YEAR ENDED JUNE 30,
                                               1996
                                            (UNAUDITED)   1996       1995       1994       1993        1992
----------------------------------------------------------------------------------------------------------------


Net asset value at beginning of period.....  $  1.000   $  1.000   $  1.000   $  1.000    $ 1.000    $ 1.000
                                            ---------- ----------  ---------  ---------  ---------  ----------
Net investment income......................     0.014      0.031      0.030      0.021      0.024      0.036
                                            ---------- ----------  ---------  ---------  ---------  ----------
Distributions from net investment income...    (0.014)    (0.031)    (0.030)    (0.021)    (0.024)    (0.036)
                                            ---------- ----------  ---------  ---------  ---------  ----------
Net asset value at end of period...........  $  1.000   $  1.000   $  1.000   $  1.000    $ 1.000    $ 1.000
                                            ========== ==========  =========  =========  =========  ==========
Total return ..............................     2.80%(A)   3.15%      3.07%      2.12%      2.40%      3.63%
                                            ========== ==========  =========  =========  =========  ==========
Net assets at end of period (000's) .......  $ 36,930   $ 25,342   $ 26,692   $ 31,168    $34,787    $50,000
                                            ========== ==========  =========  =========  =========  ==========
Ratio of expenses to average net assets....     0.99%(A)   0.99%      0.99%      0.99%      0.99%      0.99%

Ratio of net investment income to
   average net assets                           2.81%(A)   3.09%      3.00%      2.09%      2.39%      3.55%

(A) Annualized.

See accompanying notes to financial statements.


CALIFORNIA TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS
=================================================================================================================
                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=================================================================================================================
                                            SIX MONTHS
                                               ENDED
                                             DEC. 31,                    YEAR ENDED JUNE 30,
                                               1996
                                            (UNAUDITED)   1996       1995       1994       1993        1992
-----------------------------------------------------------------------------------------------------------------


Net asset value at beginning of period.....  $  1.000   $  1.000   $  1.000   $  1.000    $ 1.000    $ 1.000
                                            ---------- ----------  ---------  ---------  ---------  ----------
Net investment income......................     0.014      0.029      0.029      0.019      0.022      0.035
                                            ---------- ----------  ---------  ---------  ---------  ----------
Distributions from net investment income...    (0.014)    (0.029)    (0.029)    (0.019)    (0.022)    (0.035)
                                            ---------- ----------  ---------  ---------  ---------  ----------
Net asset value at end of period...........  $  1.000   $  1.000   $  1.000   $  1.000    $ 1.000    $ 1.000
                                            ========== ==========  =========  =========  =========  ==========
Total return ..............................     2.75%(B)   2.95%      2.95%      1.93%      2.26%      3.71%
                                            ========== ==========  =========  =========  =========  ==========
Net assets at end of period (000's) .......  $ 38,659   $ 36,122   $ 19,525   $ 24,508    $34,487    $21,246
                                            ========== ==========  =========  =========  =========  ==========
Ratio of expenses to average net assets(A)      0.80%(B)   0.80%      0.70%      0.60%      0.56%      0.34%

Ratio of net investment income to
   average net assets                           2.74%(B)   2.88%      2.83%      1.90%      2.22%      3.49%

(A)Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.82%, 0.85%, 0.86%, 0.85% and 0.89% for the years ended June 30, 1996, 1995, 1994, 1993 and 1992, respectively.

(B)Annualized.

See accompanying notes to finacial statements.
TAX-FREE INTERMEDIATE TERM FUND - CLASS A
FINANCIAL HIGHLIGHTS
================================================================================================================
                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================================================
                                            SIX MONTHS
                                               ENDED
                                             DEC. 31,                    YEAR ENDED JUNE 30,
                                               1996
                                            (UNAUDITED)   1996       1995       1994       1993        1992
----------------------------------------------------------------------------------------------------------------


Net asset value at beginning of period.....  $  10.85   $  10.86   $  10.69   $  10.98    $ 10.42    $ 10.15
                                            ---------- ----------  ---------  ---------  ---------  ----------
Income from investment operations:
   Net investment income ..................      0.25       0.50       0.49       0.48       0.53       0.59
   Net realized and unrealized gains (losses)
     on investments........................      0.17      (0.01)      0.17      (0.29)      0.56       0.27
                                            ---------- ----------  ---------  ---------  ---------  ----------
Total from investment operations ..........      0.42       0.49       0.66       0.19       1.09       0.86
                                            ---------- ----------  ---------  ---------  ---------  ----------

Distributions from net investment income ..     (0.25)     (0.50)     (0.49)     (0.48)     (0.53)     (0.59)
                                            ---------- ----------  ---------  ---------  ---------  ----------

Net asset value at end of period...........  $  11.02   $  10.85   $  10.86   $  10.69    $ 10.98    $ 10.42
                                            ========== ==========  =========  =========  =========  ==========

Total return(A) ...........................     7.73%(B)    4.51%      6.36%      1.70%     10.75%      8.78%
                                            ========== ==========  =========  =========  =========  ==========

Net assets at end of period (000's) .......  $ 64,449   $ 67,675   $ 81,140   $106,472    $82,168    $26,720
                                            ========== ==========  =========  =========  =========  ==========

Ratio of expenses to average net assets ...     0.99%(B)    0.99%      0.99%      0.99%      0.99%      1.07%

Ratio of net investment income to
   average net assets                           4.52%(B)    4.52%      4.59%      4.35%      4.90%      5.75%

Portfolio turnover rate....................       42%(B)      37%        32%        46%        28%        12%

(A)      The total returns shown do not include the effect of applicable sales loads.
(B)      Annualized.

See accompanying notes to financial statements.


TAX-FREE INTERMEDIATE TERM FUND - CLASS C FINANCIAL HIGHLIGHTS
=================================================================================================================
                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=================================================================================================================
                                                    SIX MONTHS                                   FROM DATE OF
                                                       ENDED                                    PUBLIC OFFERING
                                                      DEC. 31,         YEAR ENDED JUNE 30,       (FEB. 1, 1994)
                                                       1996                                         THROUGH
                                                    (UNAUDITED)       1996            1995       JUNE 30, 1994
-----------------------------------------------------------------------------------------------------------------


Net asset value at beginning of period.........   $      10.85    $      10.86    $     10.69    $     11.27
                                                  ------------   --------------  -------------  --------------

Income from investment operations:
   Net investment income.......................           0.22            0.44           0.44           0.20
   Net realized and unrealized gains (losses)
     on investments............................           0.17           (0.01)          0.17          (0.58)
                                                  ------------   --------------  -------------  --------------
Total from investment operations...............           0.39            0.43           0.61          (0.38)
                                                  ------------   --------------  -------------  --------------

Distributions from net investment income.......          (0.22)          (0.44)         (0.44)         (0.20)
                                                  ------------   --------------  -------------  --------------

Net asset value at end of period...............   $      11.02    $      10.85    $     10.86    $     10.69
                                                  ============   ==============  =============  ==============

Total return(A) ...............................          7.13%(C)        4.00%          5.82%          (8.28%)(C)
                                                  ============   ==============  =============  ==============

Net assets at end of period (000's)............   $      5,227    $      5,239    $     4,814    $     3,084
                                                  ============   ==============  =============  ==============

Ratio of expenses to average net assets(B) ....          1.57%(C)        1.49%          1.49%            1.45%(C)

Ratio of net investment income to average net assets     3.94%(C)        4.02%          4.08%            3.79%(C)

Portfolio turnover rate........................            42%(C)          37%            32%              46%(C)

(A) The total returns shown do not include the effect of applicable sales loads.

(B) Absent expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.75%(C) for the period ended June 30, 1994.

(C) Annualized.

See accompanying notes to financial statements.


OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS
================================================================================================================
                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================================================
                                             SIX MONTHS
                                               ENDED                     YEAR ENDED JUNE 30,
                                           DEC. 31, 1996
                                            (UNAUDITED)   1996       1995       1994       1993        1992
----------------------------------------------------------------------------------------------------------------


Net asset value at beginning of period.....  $  11.97   $  11.99   $  11.74   $  12.41    $ 11.67    $ 11.13
                                            ---------- ----------  ---------  ---------  ---------  ----------

Income from investment operations:
   Net investment income ..................      0.31       0.62       0.63       0.61       0.65       0.70
   Net realized and unrealized gains (losses)
     on investments........................      0.27      (0.02)      0.25      (0.64)      0.74       0.54
                                            ---------- ----------  ---------  ---------  ---------  ----------
Total from investment operations ..........      0.58       0.60       0.88      (0.03)      1.39       1.24
                                            ---------- ----------  ---------  ---------  ---------  ----------

Less distributions:
   Distributions from net investment income     (0.31)     (0.62)     (0.63)     (0.61)    (0.65)      (0.70)
   Distributions from net realized gains...        --         --         --      (0.03)       --          --
                                            ---------- ----------  ---------  ---------  ---------  ----------

Total distributions .......................     (0.31)     (0.62)     (0.63)     (0.64)    (0.65)      (0.70)
                                            ---------- ----------  ---------  ---------  ---------  ----------

Net asset value at end of period...........  $  12.24   $  11.97   $  11.99   $  11.74   $ 12.41     $ 11.67
                                            ========== ==========  =========  =========  =========  ==========


Total return(A)  ..........................     9.67%(C)    5.05%      7.75%     (0.41%)   12.24%      11.55%
                                            ========== ==========  =========  =========  =========  ==========


Net assets at end of period (000's) .......  $ 73,473   $ 75,938   $ 71,393   $ 79,889    $81,101    $49,288
                                            ========== ==========  =========  =========  =========  ==========

Ratio of expenses to average net assets(B)      0.75%(C)    0.75%      0.75%      0.75%     0.75%       0.60%

Ratio of net investment income to
   average net assets                           5.04%(C)    5.12%      5.35%      4.94%     5.35%       6.10%

Portfolio turnover rate....................       40%(C)      46%        29%        45%       15%          3%

(A) The total returns shown do not include the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.77% and 0.77% for the years ended June 30, 1995 and 1992, respectively.

(C) Annualized.

See accompanying notes to financial statements.


OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS
==================================================================================================================
                                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==================================================================================================================
                                                    SIX MONTHS                                   FROM DATE OF
                                                       ENDED                                    PUBLIC OFFERING
                                                       DEC. 31,        YEAR ENDED JUNE 30,      (NOV. 1, 1993)
                                                        1996                                        THROUGH
                                                    (UNAUDITED)       1996            1995      JUNE 30, 1994
------------------------------------------------------------------------------------------------------------------


Net asset value at beginning of period.........   $      11.97    $      12.00    $     11.74    $    12.62
                                                  ------------   --------------  -------------  --------------

Income from investment operations:
   Net investment income.......................           0.27            0.56           0.57           0.36
   Net realized and unrealized gains (losses)
     on investments............................           0.27           (0.03)          0.26          (0.85)
                                                  ------------   --------------  -------------  --------------

Total from investment operations...............           0.54            0.53           0.83         (0.49)
                                                  ------------   --------------  -------------  -------------

Less distributions:
   Distributions from net investment income....         (0.27)           (0.56)         (0.57)        (0.36)
   Distributions from net realized gains.......             --              --             --         (0.03)
                                                  ------------   --------------  -------------  --------------

Total distributions............................         (0.27)           (0.56)         (0.57)        (0.39)
                                                  ------------   --------------  ------------   --------------

Net asset value at end of period...............   $      12.24    $      11.97    $     12.00    $    11.74
                                                  ============   ==============  =============  ==============

Total return(A) ...............................          9.06%(C)        4.44%          7.31%         (6.05%)(C)
                                                  ============   ==============  =============  ==============

Net assets at end of period (000's)............   $      4,070           3,972    $     4,165    $     2,659
                                                  ============   =============   =============  ==============

Ratio of expenses to average net assets(B) ....          1.33%(C)        1.25%          1.25%          1.22%(C)

Ratio of net investment income to average net assets     4.46%(C)        4.62%          4.84%          4.09%(C)

Portfolio turnover rate........................            40%(C)          46%            29%            45%(C)

(A) The total returns shown do not include the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.27% and 1.28%(C) for the periods ended June 30, 1995 and 1994, respectively.

(C) Annualized.

See accompanying notes to financial statements.


ROYAL PALM FLORIDA TAX-FREE MONEY FUND - CLASS A
FINANCIAL HIGHLIGHTS
===================================================================================================================
                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===================================================================================================================
                                                   SIX MONTHS                                     FROM DATE OF
                                                      ENDED                                      PUBLIC OFFERING
                                                     DEC. 31,           YEAR ENDED JUNE 30,      (NOV. 13, 1992)
                                                       1996                                          THROUGH
                                                   (UNAUDITED)    1996        1995        1994  JUNE 30, 1993(A)
-------------------------------------------------------------------------------------------------------------------


Net asset value at beginning of period .........    $  1.000    $  1.000    $  1.000    $  1.000     $ 1.000
                                                  ----------   ---------   ----------   ---------  -----------

Net investment income...........................       0.014       0.032       0.031       0.021       0.016
                                                  ----------   ---------   ----------   ---------  -----------

Distributions from net investment income .......     (0.014)      (0.032)     (0.031)     (0.021)     (0.016)
                                                  ----------   ---------   ----------   ---------  -----------

Net asset value at end of period ...............    $  1.000    $  1.000    $  1.000    $  1.000     $ 1.000
                                                  ==========   =========   ==========   =========  ===========

Total return ...................................       2.83%(C)    3.29%       3.17%       2.11%        2.49%(C)
                                                  ==========   =========   ==========   =========  ===========

Net assets at end of period (000's) ............    $ 32,566    $ 28,906    $ 24,119    $ 26,276     $ 21,907
                                                  ==========   =========   ==========   =========  ===========

Ratio of expenses to average net assets(B)  ....       0.75%(C)    0.61%       0.66%       0.58%        0.34%(C)


Ratio of net investment income to
   average net assets                                  2.81%(C)    3.24%       3.12%       2.10%        2.41%(C)

(A) No income was earned or expenses incurred from the start of business through the date of public offering.

(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.92%(C), 0.80%, 0.80%, 0.81% and 0.94%(C) for the periods ended December 31, 1996 and June 30, 1996, 1995, 1994 and 1993, respectively (Note 4).

(C) Annualized.

ROYAL PALM FLORIDA TAX-FREE MONEY FUND - CLASS B
FINANCIAL HIGHLIGHTS

=================================================================================================================
                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=================================================================================================================
                                                                               SIX MONTHS
                                                                                  ENDED            PERIOD
                                                                                DEC. 31,            ENDED
                                                                                  1996            JUNE 30,
                                                                               (UNAUDITED)        1996 (A)
-----------------------------------------------------------------------------------------------------------------


Net asset value at beginning of period ..................................    $       1.000     $       1.000
                                                                             --------------   ---------------
Net investment income....................................................            0.015             0.003
                                                                             --------------   ---------------
Distributions from net investment income ................................    $      (0.015)   $       (0.003)
                                                                             --------------   ---------------
Net asset value at end of period ........................................    $       1.000     $       1.000
                                                                             ==============   ===============
Total return.............................................................            3.08% (C)         3.03% (C)
                                                                             ==============   ===============
Net assets at end of period (000's) .....................................    $      16,279     $      19,145
                                                                             ==============   ===============
Ratio of expenses to average net assets(B)  .............................            0.50% (C)         0.50% (C)

Ratio of net investment income to average net assets.....................            3.05% (C)         3.03% (C)

(A) Represents the period from the initial public offering of Class B shares (May 29, 1996) through June 30, 1996.

(B) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.81%(C) and 0.87%(C) for the periods ended December 31, 1996 and June 30, 1996, respectively (Note 4).

(C) Annualized.

See accompanying notes to financial statements.


NOTES TO FINANCIAL STATEMENTS
December 31, 1996 (Unaudited)
==============================================================================

1. ORGANIZATION

Midwest Group Tax Free Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of six funds: the Ohio Tax-Free Money Fund, the Tax-Free Money Fund, the California Tax-Free Money Fund, the Royal Palm Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund (individually a Fund and collectively the Funds).

The Ohio Tax-Free Money Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in a portfolio of high-quality, short-term Ohio municipal obligations.

The Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-quality, short-term municipal obligations.

The California Tax-Free Money Fund seeks the highest level of interest income exempt from federal and California income taxes, consistent with liquidity and stability of principal, by investing primarily in high-quality, short-term California municipal obligations.

The Royal Palm Florida Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal, by investing primarily in high-quality, short-term Florida municipal obligations the value of which is exempt from the Florida intangible personal property tax.

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-grade municipal obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with protection of capital. The Fund invests primarily in high and medium-quality, long-term Ohio municipal obligations which are protected by insurance guaranteeing the payment of principal and interest in the event of a default.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 2% for the Tax-Free Intermediate Term Fund and 4% for the Ohio Insured Tax-Free Fund and a distribution fee of up to 0.25% of average daily net assets of each Fund) and Class C shares (sold subject to a maximum contingent deferred sales load of 1% if redeemed within a one-year period from purchase and a distribution fee of up to 1% of average daily net assets). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which is expected to cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Royal Palm Florida Tax-Free Money Fund offers two classes of shares: Class A shares (Retail shares), sold subject to a distribution fee of up to 0.25% of average daily net assets, and Class B shares (Institutional shares), sold without a distribution fee. Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which is expected to cause Retail shares to have a higher expense ratio and to pay lower dividends than Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and redemption plans.

==============================================================================

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

Security valuation -- Ohio Tax-Free Money Fund, Tax-Free Money Fund, California Tax-Free Money Fund and Royal Palm Florida Tax-Free Money Fund securities are valued on the amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures established by the Board of Trustees.

Share valuation -- The net asset value per share of the Ohio Tax-Free Money Fund, the Tax-Free Money Fund, the California Tax-Free Money Fund and the Royal Palm Florida Tax-Free Money Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by its number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

The net asset value per share of each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is also calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The maximum offering price of Class A shares of the Tax-Free Intermediate Term Fund is equal to net asset value per share plus a sales load equal to 2.04% of the net asset value (or 2% of the offering price). The maximum offering price of Class A shares of the Ohio Insured Tax-Free Fund is equal to net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class C shares of each Fund is equal to the net asset value per share.

The redemption price per share of Class A shares and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is equal to the net asset value per share. However, Class C shares of each Fund are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Distributions from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Allocations between classes -- Investment income earned by the Royal Palm Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of both classes of shares. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

==============================================================================

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In addition, each Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of December 31, 1996:

-------------------------------------------------------------------------------
                                                 TAX-FREE
                                               INTERMEDIATE      OHIO INSURED
                                                 TERM FUND       TAX-FREE FUND

Gross unrealized appreciation..............   $   2,450,192     $   4,920,851
Gross unrealized depreciation..............         (39,182)          (53,634)
                                              --------------   ---------------

Net unrealized appreciation................   $   2,411,010     $   4,867,217
                                              ==============   ===============
-------------------------------------------------------------------------------

The tax basis of investments for each Fund is equal to the amortized cost as shown on the Statements of Assets and Liabilities.

As of June 30, 1996, the Ohio Tax-Free Money Fund, the Tax-Free Money Fund, the California Tax-Free Money Fund, the Royal Palm Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund had capital loss carryforwards for federal income tax purposes of $709, $1,338, $1,580, $1,198, $1,620,782 and $494, respectively, none of which expire prior to June 30, 1999. These capital loss carryforwards may be utilized in the current or future years to offset net realized capital gains prior to distributing such gains to shareholders.

3.  INVESTMENT TRANSACTIONS

For the six months ended December 31, 1996, purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, amounted to $14,645,840 and $16,019,554, respectively, for the Tax-Free Intermediate Term Fund and $18,463,254 and $15,066,358, respectively, for the Ohio Insured Tax-Free Fund.

4.  TRANSACTIONS WITH AFFILIATES

The President of the Trust is the controlling shareholder of Leshner Financial, Inc. (Leshner), whose wholly-owned subsidiaries include Midwest Group Financial Services, Inc. (the Adviser), the Trust's investment adviser and principal underwriter, and MGF Service Corp. (MGF), the shareholder servicing and transfer agent and accounting and pricing agent for the Trust.

Pursuant to an agreement dated December 10, 1996 between the shareholders of Leshner and Countrywide Credit Industries, Inc. (CCI), CCI has agreed to acquire all of the outstanding common stock of Leshner in exchange for newly issued common stock of CCI. Following such acquisition, which is expected to be consummated on or about February 28, 1997, Leshner will be a wholly-owned subsidiary of CCI. CCI is a New York Stock Exchange listed company principally engaged in residential mortgage lending.

MANAGEMENT AGREEMENT

Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.5% of its respective average daily net assets up to $100,000,000, 0.45% of such net assets from $100,000,000 to $200,000,000, 0.4% of such net assets from $200,000,000 to $300,000,000 and 0.375% of such net assets in excess of $300,000,000.

In order to reduce the operating expenses of the Royal Palm Florida Tax-Free Money Fund, the Adviser voluntarily waived advisory fees of $38,837 and reimbursed the Fund for $11,507 of Class B expenses during the six months ended December 31, 1996.

==============================================================================

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT

Under the terms of the Transfer Agent and Shareholder Service Agreement between the Trust and MGF, MGF maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, MGF receives a monthly fee at an annual rate of $25.00 per shareholder account from each of the Ohio Tax-Free Money Fund, the Tax-Free Money Fund, the California Tax-Free Money Fund and the Royal Palm Florida Tax-Free Money Fund and $21.00 per shareholder account from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of the Accounting Services Agreement between the Trust and MGF, MGF calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, MGF receives a monthly fee, based on current asset levels, of $4,250 per month from each of the Ohio Tax-Free Money Fund and the Royal Palm Florida Tax-Free Money Fund, $3,250 per month from each of the Tax-Free Money Fund and the California Tax-Free Money Fund and $4,750 per month from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by MGF in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT

The Adviser is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Adviser, the Adviser and affiliates earned $3,156 and $9,160 from underwriting and broker commissions on the sale of shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively, during the six months ended December 31, 1996. In addition, the Adviser collected $2,685 and $1,240 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares of each Fund having two classes of shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1% of average daily net assets attributable to Class C shares.

CUSTODIAN AGREEMENTS

The Fifth Third Bank, which serves as the custodian for each Fund except for the Royal Palm Florida Tax-Free Money Fund, was a significant shareholder of record of the Ohio Tax-Free Money Fund as of December 31, 1996. Under the terms of its Custodian Agreement, The Fifth Third Bank receives from each such Fund an asset-based fee plus transaction charges for each security transaction entered into by the Funds. Huntington Trust Company, N.A. (Huntington), which serves as the custodian for the Royal Palm Florida Tax-Free Money Fund, was a significant shareholder of record of such Fund as of December 31, 1996. Under the terms of its Custodian Agreement, Huntington receives from the Fund an asset-based fee.

==============================================================================

5. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods ended December 31, 1996 and June 30, 1996:


---------------------------------------------------------------------------------------------------------------
                                                       TAX-FREE INTERMEDIATE             OHIO INSURED
                                                             TERM FUND                  TAX-FREE FUND

                                                    SIX MONTHS        YEAR         SIX MONTHS        YEAR
                                                       ENDED          ENDED           ENDED          ENDED
                                                   DEC. 31, 1996    JUNE 30,      DEC. 31, 1996    JUNE 30,
                                                    (UNAUDITED)       1996         (UNAUDITED)       1996
---------------------------------------------------------------------------------------------------------------


CLASS A
Shares sold....................................        626,071       1,417,723      6,549,516     12,319,913
Shares issued in reinvestment of
   distributions to shareholders...............        108,690         244,633        118,809        232,739
Shares redeemed................................     (1,124,942)     (2,894,267)    (7,009,201)   (12,159,274)
                                                  ------------   --------------  -------------  --------------

Net increase (decrease) in shares outstanding..       (390,181)     (1,231,911)      (340,876)       393,378
Shares outstanding, beginning of period........      6,238,847       7,470,758      6,345,325      5,951,947
                                                  ------------   --------------  -------------  --------------

Shares outstanding, end of period..............      5,848,666       6,238,847      6,004,449      6,345,325
                                                  ============   ==============  =============  ==============

CLASS C
Shares sold....................................         89,384         292,369         47,074         99,911
Shares issued in reinvestment of
   distributions to shareholders...............          9,234          17,558          6,228         14,227
Shares redeemed................................       (107,220)       (270,313)       (52,596)      (129,418)
                                                  ------------   --------------  -------------  --------------

Net increase (decrease) in shares outstanding..         (8,602)         39,614            706        (15,280)
Shares outstanding, beginning of period........        482,869         443,255        331,937        347,217
                                                  ------------   --------------  -------------  --------------

Shares outstanding, end of period..............        474,267         482,869        332,643        331,937
                                                  ============   ==============  =============  ==============


Capital share transactions for the Ohio Tax-Free Money Fund, the Tax-Free Money Fund, the California Tax-Free Money Fund and the Royal Palm Florida Tax-Free Money Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets.

6.  PORTFOLIO COMPOSITION

As of December 31, 1996, the Ohio Tax-Free Money Fund and the Ohio Insured Tax-Free Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from Ohio personal income tax. The California Tax-Free Money Fund was invested in debt obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from California income tax. The Royal Palm Florida Tax-Free Money Fund was invested exclusively in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the value of which is exempt from the Florida intangible personal property tax. As of December 31, 1996, 10.6% of the portfolio securities of the Tax-Free Money Fund were concentrated in the State of Ohio and 10.3% in the State of Illinois. For information regarding portfolio composition by state for the Tax-Free Intermediate Term Fund as of December 31, 1996, see the Fund's Portfolio of Investments.

As diversified Funds registered under the 1940 Act, it is the policy of the Tax-Free Money Fund and the Tax-Free Intermediate Term Fund that not more than 25% of the total assets of each such Fund be invested in securities of issuers which individually comprise more than 5% of its total assets.

==============================================================================

The Ohio Tax-Free Money Fund, the Tax-Free Money Fund, the California Tax-Free Money Fund and the Royal Palm Florida Tax-Free Money Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Adviser, under the supervision of the Board of Trustees, to be of comparable quality.

As of December 31, 1996, 43.1% of the Tax-Free Intermediate Term Fund's portfolio securities were rated AAA/Aaa [using the higher of Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) ratings], 34.6% were rated AA/Aa, 19.3% were rated A/A and 3.0% were not rated.

As of December 31, 1996, 96.3% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government, or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Three private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 76.5% of its portfolio securities.

The concentration of investments for each Fund as of December 31, 1996, classified by revenue source, was as follows:


----------------------------------------------------------------------------------------------------------------
                                                                           ROYAL PALM

                                        OHIO                  CALIFORNIA   FLORIDA      TAX-FREE       OHIO
                                      TAX-FREE     TAX-FREE    TAX-FREE    TAX-FREE    INTERMEDIATE  INSURED
                                        MONEY        MONEY       MONEY       MONEY        TERM       TAX-FREE
                                        FUND         FUND        FUND        FUND         FUND         FUND
----------------------------------------------------------------------------------------------------------------


General Obligations.................      24.8%        24.6%        9.5%        5.0%       20.5%       41.6%
Revenue Bonds:
  Industrial Development/Pollution
     Control                              30.6%        30.3%       26.8%       20.5%        6.9%        6.3%
  Hospital/Health Care..............      27.1%         8.1%        1.9%       35.9%       12.2%       19.2%
  Housing/Mortgage..................       3.1%        13.6%        7.8%       14.8%       11.9%        5.6%
  Utilities.........................       0.6%         1.6%       20.0%        7.0%        8.1%       13.7%
  Education.........................       2.4%         4.2%        5.8%        8.2%       20.3%        5.3%
  Transportation....................         --         7.4%       14.8%        3.9%        6.2%        3.5%
  Public Facilities.................       3.4%           --        3.1%        1.2%        4.8%        3.5%
  Economic Development..............       5.1%         4.2%          --          --        2.2%          --
  Leases............................         --           --        6.0%          --        2.4%        0.7%
  Special Tax.......................         --         2.6%        0.5%        0.5%        3.1%          --
  Miscellaneous.....................       2.9%         3.4%        3.8%        3.0%        1.4%        0.6%
                                     ----------------------- ----------- ------------ ----------- ------------

Total ..............................     100.0%       100.0%      100.0%      100.0%      100.0%      100.0%
                                     =========== ============ =========== ============ =========== ===========

See each Fund's Portfolio of Investments for additional information on portfolio composition.


OHIO TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
December 31, 1996 (Unaudited)
==============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 25.9%          RATE      DATE         VALUE
--------------------------------------------------------------------------------------------------------------


 $  1,900,000  Erie Co., OH, Hosp. Impt. Rev. (Firelands Comm. Hosp.),
               Prerefunded @ 101                                             8.875%  01/01/1997  $ 1,919,000
      675,000  Worthington, OH, CSD School Impt. GO BANS...................  3.750   01/17/1997      675,043
      500,000  Marysville, OH (Water Storage Tank Proj.) GO BANS...........  3.880   01/31/1997      500,111
    2,000,000  Toledo, OH, CSD Energy Conserv. GO BANS....................   4.000   01/31/1997    2,000,794
    1,950,000  Marion Co., OH, GO BANS.....................................  3.600   02/13/1997    1,950,553
      700,000  Ottawa Co., OH (Port Auth. Fac. Proj.) GO BANS..............  3.550   02/27/1997      700,263
    2,000,000  East Palestine, OH, CSD GO BANS.............................  3.500   02/28/1997    2,000,305
    1,800,000  Brooklyn, OH, GO BANS, Ser 1................................  4.100   03/05/1997    1,801,230
    1,550,000  Salem, OH, CSD GO BANS......................................  3.490   03/06/1997    1,550,183
      932,000  Huron, OH, GO BANS..........................................  3.860   03/19/1997      932,492
      800,000  Marysville, OH, GO BANS.....................................  3.960   03/21/1997      800,433
    3,185,700  Greene Co., OH, GO..........................................  4.000   03/26/1997    3,187,817
      950,000  Geneva on the Lake, OH, GO BANS.............................  4.100   04/03/1997      950,692
    2,300,000  Ottawa Co., OH, GO BANS.....................................  3.980   04/09/1997    2,301,366
    1,000,000  Trumbull Co., OH, Correctional Fac. GO BANS.................  4.070   04/10/1997    1,000,705
    1,250,000  Miami Valley Regional Transit Authority, OH, GO BANS........  4.750   04/15/1997    1,254,162
    1,000,000  Ashland, OH, CSD Energy Conserv. GO.........................  4.150   04/15/1997    1,000,828
    1,500,000  Conneaut, OH, Water Treatment Impt. GO BANS.................  4.500   04/15/1997    1,501,655
    1,900,000  Brooklyn, OH, GO BANS.......................................  4.400   05/06/1997    1,903,459
    3,239,200  Hamilton, OH, GO BANS.......................................  4.000   05/09/1997    3,239,710
    2,300,000  Oregon, OH, GO BANS.........................................  4.050   05/29/1997    2,302,052
    1,000,000  Cleveland, OH, CSD RANS.....................................  4.500   06/01/1997    1,003,013
    1,160,000  Toledo, OH, City Services Special Assessment Notes..........  4.500   06/02/1997    1,162,324
    3,000,000  Greene Co., OH, GO..........................................  3.880   06/04/1997    3,001,949
    3,500,000  Claymont, OH, CSD GO BANS...................................  4.000   06/04/1997    3,500,709
    1,040,000  Brook Park, OH, GO BANS.....................................  4.050   06/06/1997    1,041,155
    2,000,000  Hudson, OH, Waterworks Impt. GO BANS........................  4.000   06/11/1997    2,002,294
    2,000,000  Plain Township, OH, Fire Station Const. & Impt. GO BANS.....  4.300   06/12/1997    2,002,587
    2,000,000  Forest Hills, OH, LSD GO BANS...............................  4.210   06/17/1997    2,005,942
    1,150,000  Bexley City, OH, Street Impt. GO BANS.......................  4.250   06/26/1997    1,152,270
    2,500,000  Mansfield, OH, CSD GO TANS..................................  4.500   06/27/1997    2,505,239
    1,000,000  Madeira, OH, LSD GO TANS....................................  4.220   07/17/1997    1,003,283
    1,400,000  Powell Village, OH, Road Impt. GO BANS......................  4.250   07/22/1997    1,401,116
      180,000  Powell Village, OH, Street Impt. GO BANS....................  4.440   07/22/1997      180,325
    2,203,000  Orange CSD, OH, Energy Conserv. GO BANS.....................  4.100   07/22/1997    2,204,170
    2,000,000  Parma, OH, CSD GO BANS......................................  4.700   07/31/1997    2,006,673
    1,205,000  Shelby, OH, GO BANS, Ser 96.................................  4.300   08/21/1997    1,206,854
      600,000  Marysville, OH, Street Impt. GO BANS........................  4.270   08/28/1997      601,019
      940,000  Pepper Pike, OH, Water Impt. GO BANS........................  4.500   09/19/1997      943,226
    1,250,000  Lake Co., OH, GO BANS.......................................  4.150   10/09/1997    1,251,386
    1,400,000  Gates Mills Village, OH, Waterworks Impt. GO BANS...........  4.125   10/16/1997    1,402,386
    1,050,000  Obetz Village, OH, GO BANS..................................  4.370   10/23/1997    1,052,198
      925,000  Vermillion, OH, Sewer System GO BANS........................  4.150   10/31/1997      925,737
    1,400,000  Bryan, OH, Hydro Electric Dam GO BANS.......................  4.100   11/12/1997    1,402,319
    3,000,000  Hamilton, OH, Real Estate Acquisition Rev...................  4.700   11/20/1997    3,007,608
      950,000  Marysville, OH, GO BANS.....................................  4.070   12/15/1997      952,285
--------------                                                                                   -----------
 $ 72,284,900  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
-------------- (Amortized Cost $72,390,920)................................                      $72,390,920
                                                                                                 -----------



OHIO TAX-FREE MONEY FUND (Continued)
==============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY
    AMOUNT     FLOATING AND VARIABLE RATE DEMAND NOTES-- 60.5%                RATE      DATE         VALUE
--------------------------------------------------------------------------------------------------------------


 $    340,000  Montgomery Co., OH, IDR (Kindercare)........................  4.550%  01/01/1997  $   340,000
    2,900,000  Muskingum Co., OH, IDR (Elder-Beerman)......................  3.950   01/01/1997    2,900,000
    1,750,000  Cuyahoga Co., OH, Health Care Fac. Rev., Ser. 1993B
               (Hospice of the Western Reserve)............................  4.250   01/01/1997    1,750,000
    2,340,000  Defiance Co., OH, IDR (Isaac Property Proj.)................  4.250   01/01/1997    2,340,000
      210,000  Franklin Co., OH, IDR (Boa Ltd. Proj.)......................  3.650   01/01/1997      210,000
    1,100,000  Franklin Co., OH, IDR (Capitol South).......................  3.600   01/01/1997    1,100,000
    8,000,000  Clermont Co., OH, Hosp. Fac. Rev., Ser.
               B (Mercy Health Sys.).......................................  4.200   01/01/1997    8,000,000
    1,300,000  Franklin Co., OH, IDR (Jacobsen Stores).....................  3.650   01/01/1997    1,300,000
    1,600,000  Delaware Co., OH, IDR (Radiation Sterilizers, Inc.).........  3.600   01/01/1997    1,600,000
    4,195,000  Cuyahoga Co., OH, IDR (S & R Playhouse Realty)..............  3.750   01/01/1997    4,195,000
      980,000  Centerville, OH, Health Care Rev. (Bethany Lutheran)........  4.100   01/01/1997      980,000
    1,250,000  Cuyahoga Co., OH, Health Care Fac. Rev.
               (Benjamin Rose Inst.).......................................  4.300   01/01/1997    1,250,000
    1,700,000  Cleveland-Cuyahoga Co., OH, Port. Auth. Rev.
               (Rock & Roll Halll of Fame).................................  4.250   01/01/1997    1,700,000
      500,000  Ohio St. Environ. Impt. Rev. (U.S. Steel Corp.).............  3.850   01/01/1997      500,000
    1,000,000  Butler Co., OH, IDR (Phillip Morris Co.)....................  4.150   01/01/1997    1,000,000
      850,000  Hardin Co., OH, Hosp. Impt. Rev., Ser. A
               (Hardin Memorial Hosp.).....................................  4.300    01/01/1997     850,000
      960,000  Cuyahoga Co., OH, Health Care Fac. Rev., Ser. 1993A
               (Hospice of the Western Reserve)............................  4.250   01/01/1997      960,000
      100,000  Cuyahoga Co., OH, IDR (Schottenstein Stores)................  4.250   01/01/1997      100,000
    2,000,000  Cuyahoga Co., OH, IDR, Ser. 1989 (Motch Corp. Proj.)........  4.700   01/01/1997    2,000,000
      300,000  Medina, OH, IDR (Kindercare)................................  4.550   01/01/1997      300,000
      375,000  Hudson Village, OH, IDR, Ser. A (Kindercare)................  4.550   01/01/1997      375,000
    2,390,000  Erie Co., OH, IDR (Toft Dairy, Inc.)........................  4.250   01/01/1997    2,390,000
      330,000  Franklin Co., OH, IDR (Columbus Dist.)......................  4.300   01/01/1997      330,000
    1,070,000  Huron Co., OH, Rev. (Norwalk Furniture Corp.)...............  4.250   01/01/1997    1,070,000
    1,505,000  Greene Co., OH, Health Care Fac. Rev. (Green Oaks Proj.)....  4.250   01/01/1997    1,505,000
      287,000  Middletown, OH, IDR, Ser. A (Kindercare)....................  4.550   01/01/1997      287,000
      935,000  Lucas Co., OH, IDR, Ser. D (Kindercare).....................  4.550   01/01/1997      935,000
      564,000  Franklin Co., OH, IDR, Ser. D (Kindercare)..................  4.550   01/01/1997      564,000
   1,100,000   Delaware Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.)...........  4.350   01/01/1997    1,100,000
    1,000,000  Lucas Co., OH, EDR (Glendale Meadows).......................  4.250   01/01/1997    1,000,000
      494,000  Lorain Co., OH, IDR, Ser. C (Kindercare)....................  4.550   01/01/1997      494,000
    1,100,000  Meigs Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.)..............  4.350   01/01/1997    1,100,000
      970,000  Cuyahoga Co., OH, IDR (Pleasant Lake Assoc.)................  4.250   01/01/1997      970,000
    2,000,000  Montgomery Co., OH, EDR (Dayton Art Institute)..............  4.250   01/01/1997    2,000,000
      200,000  Stark Co., OH, IDR, Ser. D (Kindercare).....................  4.550   01/01/1997      200,000
    1,000,000  Morrow Co., OH, IDR (Field Container Corp.).................  4.200   01/01/1997    1,000,000
      200,000  Ohio St. Water Dev. Auth. Rev. (Timken Co. Proj.)...........  4.100   01/01/1997      200,000
      800,000  Orrville, OH, Hosp. Fac. Rev., Ser. 1990 (Orrville Hosp.)...  4.250   01/01/1997      800,000
      805,000  Montgomery Co., OH, Health Care Rev., Ser. A
               (Dayton Area MRI Consortium)................................  4.250   01/01/1997      805,000
    2,530,000  Summit Co., OH, IDR (Bowery Assoc.).........................  4.200   01/01/1997    2,530,000
      375,000  Wadsworth, OH, IDR (Kindercare).............................  4.550   01/01/1997      375,000
    1,100,000  Wyandot Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.)............  4.350   01/01/1997    1,100,000
    2,300,000  Cincinnati-Hamilton Co., OH, Port Auth. Rev.
               (Kenwood Office Assoc. Proj.)...............................  5.100   01/02/1997    2,300,000
    8,100,000  Cuyahoga Co., OH, Hosp. Impt. Rev. (Univ. Hosp. Cleveland)..  5.000   01/02/1997    8,100,000
    5,500,000  Ohio St. Air Quality Dev. Auth. Rev., Ser. 1985B
               (Cincinnati Gas & Elec.)....................................  4.700   01/02/1997    5,500,000
    2,400,000  Franklin Co., OH, Health Sys. Rev.
               (St. Anthony Medical Ctr.)..................................  4.850   01/02/1997    2,400,000
    5,000,000  Hamilton Co., OH, Health Sys. Rev. (Franciscan Sisters).....  5.000   01/02/1997    5,000,000
    4,900,000  Ohio St. Air Quality Dev. Auth. Rev., Ser. 1995A............  4.700   01/02/1997    4,900,000
    3,000,000  Lima, OH, Hosp. Fac. Ref. & Impt. Rev., Ser. 96
               (Lima Memorial Hosp.).......................................  4.300   01/02/1997    3,000,000
    1,605,000  Village of Andover, OH, Health Care Rev., Ser. 96
               (D&M Realty Proj.)..........................................  4.200   01/02/1997    1,605,000
    4,000,000  Montgomery Co., OH, Ltd. Obligation Rev., Ser. 96
               (St. Vincent de Paul Proj.).................................  4.250   01/02/1997    4,000,000
    1,210,000  Franklin Co., OH, IDR (Ohio Girl Scouts)....................  4.200   01/02/1997    1,210,000



OHIO TAX-FREE MONEY FUND (Continued)
===============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY
    AMOUNT     FLOATING AND VARIABLE RATE DEMAND NOTES-- 60.5%                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------------


 $  8,000,000  Franklin Co., OH, IDR (Berwick Steel).......................  4.250%  01/02/1997  $ 8,000,000
    4,800,000  Ohio St. Higher Educ. Fac. Rev. (Pooled Financing)..........  4.200   01/02/1997    4,800,000
      475,000  Akron, Bath & Copley, OH, Joint Twp. Hosp. Rev.
               (Visiting Nurse Svcs. Proj.)................................  4.300   01/02/1997      475,000
    1,625,000  Ashland, OH, IDR (Landover Properties)......................  4.150   01/02/1997    1,625,000
    4,060,000  Ashtabula Co., OH Hosp. Fac. Rev., Ser. 95
               (Ashtabula Co. Med. Ctr. Proj...............................  4.200   01/02/1997    4,060,000
    1,900,000  Clinton Co., OH, Hosp. Rev. (Clinton Memorial)..............  4.300   01/02/1997    1,900,000
    4,640,000  Trumbull Co., OH, Hosp. Rev. (Shepherd Valley Lutheran).....  4.200   01/02/1997    4,640,000
    6,360,000  Franklin Co., OH, Hosp. Fac. & Impt. Rev.
               (U.S. Health Corp. of Columbus).............................  4.150   01/02/1997    6,360,000
    2,000,000  Franklin Co., OH, IDR (Alco Standard Corp.).................  4.350   01/02/1997    2,000,000
    2,720,000  Toledo, OH, City Services Special Assessment Notes..........  4.150   01/02/1997    2,720,000
    1,600,000  Warren Co., OH, IDR (Liquid Container)......................  4.100   01/02/1997    1,600,000
    2,650,000  Westlake, OH, IDR (Nordson Co.).............................  4.200   01/02/1997    2,650,000
    1,745,000  Mahoning Co., OH, Health Care Fac. Rev.
               (Ohio Heart Institute)......................................  4.200   01/02/1997    1,745,000
    2,000,000  Lucas Co., OH, IDR (Ohio Citizens Bank Proj.)...............  4.300   01/02/1997    2,000,000
    2,045,000  Mahoning Co., OH, Health Care Fac. Rev. (Copeland Oaks).....  4.200   01/02/1997    2,045,000
      485,000  Lucas Co., OH, IDR (Associates Proj.).......................  4.300   01/02/1997      485,000
      400,000  Lucas Co., OH, Rev. (Sunshine Children's Home)..............  4.300   01/02/1997      400,000
      750,000  Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.).......  4.200   01/02/1997      750,000
    4,800,000  Ohio EDR, Ser. 1983 (Court St. Ctr. Assoc. Ltd. Proj.)......  4.100   01/02/1997    4,800,000
    1,540,000  Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.).......  4.200   01/02/1997    1,540,000
    1,275,000  Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.).......  4.200   01/02/1997    1,275,000
      640,000  Summit Co., OH, IDR (Go-Jo Indust.).........................  4.200   01/02/1997      640,000
      400,000  Franklin Co., OH, IDR (Columbus College)....................  4.200   01/02/1997      400,000
    1,480,000  Toledo, OH, City Services Special Assessment Notes..........  4.150   01/02/1997    1,480,000
    1,150,000  Hamilton Co., OH, EDR, Ser. 1995 (Cincinnati Assoc.
               Performing Arts)............................................  4.200   01/02/1997    1,150,000
    1,140,000  Pike Co., OH, EDR (Pleasant Hill)...........................  4.200   01/02/1997    1,140,000
    1,000,000  Rickenbacker, OH, Port. Auth. Rev.
               (Rickenbacker Holdings, Inc.)...............................  4.200   01/02/1997    1,000,000
    3,920,000  Montgomery Co., OH, Health Care Rev.
               (Comm. Blood Ctr. Proj.)....................................  4.200   01/02/1997    3,920,000
    2,435,000  Toledo-Lucas Co., OH, Port. Auth. Rev., Ser. 1994
               (Countrymark Coop Proj.)....................................  4.300   01/02/1997    2,435,000
    2,050,000  Ashland Co., OH, Hosp. Fac. Rev., Ser. 1989 (Good Shepherd).  4.500   01/03/1997    2,050,000
      800,000  Ohio St. Higher Educ. Fac. Rev. (John Carroll Univ.)........  4.125   01/06/1996      800,000
    4,250,000  Cincinnati-Hamilton Co., OH, Port. Auth. Rev.
               (Kaiser Agric. Chemical Co.)................................  3.150   01/07/1997    4,250,000
    1,400,000  Hamilton Co., OH, IDR (ADP System)..........................  3.700   01/15/1997    1,400,000
--------------                                                                                   -----------
  $169,055,000 TOTAL FLOATING AND VARIABLE RATE DEMAND NOTES
-------------- (Amortized Cost $169,055,000)...............................                      $169,055,000
                                                                                                 ------------


==============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY
    AMOUNT     ADJUSTABLE RATE PUT BONDS-- 11.4%                              RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------------


 $    275,000  Middletown, OH, IDR (Continental
               Commercial Properties Proj.)................................  3.850%  02/01/1997  $   275,000
    1,360,000  Hamilton, OH, IDR (Continental Commercial Properties Proj.).  3.850   02/01/1997    1,360,000
      931,155  Citizens Federal Tax-Exempt Mtg. Bond Trust.................  4.150   03/01/1997      931,155
      660,000  Riverside, OH, EDR (Riverside Assoc. Ltd. Proj.)............  3.800   03/01/1997      660,000
    4,740,000  Cuyahoga Co., OH, IDR (Halle Office Bldg.)..................  4.190   04/01/1997    4,740,000
      175,000  Franklin Co., OH, IDR (Pan Western Life)....................  3.850   04/01/1997      175,000
      650,000  Franklin Co., OH, IDR (GSW Proj.)...........................  3.700   05/01/1997      650,000
    3,215,000  Ohio HFA MFH (Lincoln Park).................................  4.250   05/01/1997    3,215,000
   3,835,000   Richland Co., OH, IDR (Mansfield Sq. Proj.).................  3.700   05/15/1997    3,835,000
      935,000  Scioto Co., OH, Health Care Rev. (Hillview Retirement)......  3.650   06/01/1997      935,000
      570,000  Cuyahoga Co., OH, IDR (Welded Ring).........................  3.650   06/01/1997      570,000
    2,355,000  Franklin Co., OH, IDR (Leveque & Assoc. Proj.)..............  3.650   06/01/1997    2,355,000
      320,000  Lucas Co., OH, EDR (Cross County Inns, Inc.)................  3.750   06/01/1997      320,000
      825,000  Cuyahoga Co., OH, Health Care Rev. (Cleveland Neighborhood).  3.900   06/01/1997      825,000
    1,060,000  Gallia Co., OH, IDR (Jackson Pike Assoc.)...................  3.600   06/15/1997    1,060,000
    3,045,000  Ohio Company Tax-Exempt Mtg. Bond Trust, Ser. 2.............  3.900   06/15/1997    3,044,203


OHIO TAX-FREE MONEY FUND (Continued)
===============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY
    AMOUNT     ADJUSTABLE RATE PUT BONDS-- 11.4%                              RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------------


 $    740,000  Franklin Co., OH, EDR (JAL Realty)..........................  3.900%  07/15/1997  $   740,000
    2,500,000  Ohio St. Air Quality Dev. Auth. Rev.,
               Ser. A (Duquesne Light).....................................  3.950   07/16/1997    2,500,000
    2,545,000  Perry Co., OH, Nursing Fac. Rev., Ser. 96
               (New Lexington Health Corp. Proj.)..........................  4.000   09/01/1997    2,545,000
    1,255,000  Miami Valley Tax-Exempt Mtg. Bond Trust.....................  4.880   10/15/1997    1,255,000
--------------                                                                                   -----------
 $ 31,991,155  TOTAL ADJUSTABLE RATE PUT BONDS
-------------- (Amortized Cost $31,990,358)................................                      $31,990,358
                                                                                                 ------------


================================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY
    AMOUNT     COMMERCIAL PAPER-- 0.5%                                        RATE      DATE        VALUE

-----------------------------------------------------------------------------------------------------------------


  $1,500,000   Ohio St. Air Quality Dev. Auth.
 --------------(Cleveland Elec. Illum. Co.)                                  3.600%  01/15/1997  $ 1,500,000
                                                                                                 -----------
  $1,500,000   TOTAL COMMERCIAL PAPER
-------------- (Amortized Cost $1,500,000).................................                      $ 1,500,000
                                                                                                 -----------
  $274,831,055 TOTAL INVESTMENTS AT VALUE -- 98.3%
============== (Amortized Cost $274,936,278)...............................                     $274,936,278


               OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.7% ...............                        4,750,807
                                                                                                ------------

               NET ASSETS-- 100.0% ........................................                     $279,687,085
                                                                                                ============


TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
December 31, 1996 (Unaudited)
===============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 36.0%          RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------------


 $    250,000  Broward Co., FL, GO, Ser. C.................................  5.000%  01/01/1997  $   250,000
      500,000  Hammond, IN, Multi-School Bldg. Corp. RANS..................  5.500   01/31/1997      500,000
      655,000  Lake Co., IL, Community School Dist. #60 GO.................  3.500   02/01/1997      655,000
      500,000  Dallas, TX, GO, Prerefunded @ 101.50........................  6.875   02/15/1997      509,270
      250,000  Dallas, TX, GO..............................................  5.000   02/15/1997      250,359
      900,000  Wisconsin St. Health & Educ. Facs. Auth. Rev.
               (Franciscan Sisters)........................................  4.200   02/15/1997      900,214
      850,000  Richland Co., SC, School Dist. #2 GO, Ser. B................  4.750   03/01/1997      851,469
    1,400,000  Mercer Co., NJ, Impt. Auth. Solid Waste Proj.
               GO, Ser. 1996B..............................................  3.750   03/31/1997    1,400,000
      200,000  Texas National Guard Armory Rev.............................  6.200   04/01/1997      203,239
      500,000  Bayonne, NJ, GO BANS........................................  3.850   04/11/1997      500,475
      525,000  Ross Co., OH, Airport Impt. GO BANS ........................  4.540   04/25/1997      525,456
      200,000  Chippewa Valley, MI, School Dist. GO........................  5.750   05/01/1997      201,299
      295,000  Pickens Co., SC, School Dist. GO, Ser. D....................  5.000   05/01/1997      296,240
      285,000  Pickens Co., SC, School Dist. GO, Ser. E....................  5.000   05/01/1997      286,198
      225,000  Univ. of Kentucky, KY, Univ. Rev., Prerefunded @ 102........  6.800   05/01/1997      231,671
      250,000  Columbus, OH, GO, Ser. 1....................................  5.500   05/15/1997      251,445
      245,000  Berwyn, IL, Hosp. Rev. (MacNeal Memorial Hosp.),
               Prerefunded @100............................................  6.250   06/01/1997      247,321
      200,000  Grand River, OK, Dam Auth. Rev., Prerefunded @ 102..........  6.450   06/01/1997      205,818
      100,000  Grand River, OK, Dam Auth. Rev., Prerefunded @ 102..........  6.800   06/01/1997      103,122
      300,000  Grand River, OK, Dam Auth. Rev., Prerefunded @ 102..........  7.000   06/01/1997      309,975
      350,000  Massachusetts St. GO, Ser. A................................  7.875   06/01/1997      356,095
      160,000  Mid-Prairie, IA, Comm. School Dist. GO......................  6.750   06/01/1997      161,812
      250,000  Illinois St. Sales Tax Rev., Ser. 1987D, Prerefunded @ 102..  7.300   06/15/1997      258,963
      600,000  Vermont St. Student Assistance Corp. Educ.
               Loan Rev., Ser. A...........................................  6.125   06/15/1997      606,461
      515,000  Loveland, OH, GO BANS.......................................  4.250   06/27/1997      515,000
      185,000  Philadelphia, PA, School Dist. GO, Ser. A...................  4.300   07/01/1997      185,264
      220,000  Arizona St. Muni. Financing Prog. COP, Ser. 16,
               Escrowed to Maturity........................................  8.000   08/01/1997      225,032
      420,000  Missouri St. Health & Educ. Facs. Rev. (William
               Jewell College).............................................  4.000   08/01/1997      420,580
      415,000  New York, NY, GO, Prerefunded @ 102.........................  8.000   08/01/1997      433,423
      225,000  San Juan Co., NM, Jr. College Dist. Rev.,
               Escrowed to Maturity........................................  6.600   08/01/1997      228,185
      235,000  Hudson Co., NJ, Vocational School GO, Ser. B................  5.050   10/01/1997      236,987
      500,000  Shawano-Gresham, WI, School Dist. GO BANS...................  4.100   10/01/1997      500,340
      500,000  Hamilton, OH, Real Estate Acquisition Rev...................  4.700   11/20/1997      501,268
--------------                                                                                   ------------
 $13,205,000   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
-------------- (Amortized Cost $13,307,981)................................                      $13,307,981
                                                                                                 ------------


==============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY
    AMOUNT     FLOATING AND VARIABLE RATE DEMAND NOTES-- 45.6%                RATE      DATE         VALUE
--------------------------------------------------------------------------------------------------------------
 $    900,000  Eddyville, IA, IDR (Heartland Lysine, Inc.).................  4.550%  01/01/1997  $   900,000
    1,000,000  New Jersey EDA & EDR (Union Avenue Assoc.)..................  3.800   01/01/1997    1,000,000
      700,000  Baltimore, MD, IDR (Wicomico Indust. Center Fac.)...........  3.700   01/02/1997      700,000
      825,000  Brooklyn Park, MN, IDR (Schmidt Proj.)......................  4.350   01/02/1997      825,000
    1,000,000  District of Columbia MFH, Tyler House Trust COP, Ser. 1995A.  4.350   01/02/1997    1,000,000
      380,000  Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.)...................  4.650   01/02/1997      380,000
      550,000  Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.)...................  4.450   01/02/1997      550,000
      900,000  Harris Co., TX, Health Facs. Dev. Hosp. Rev., Ser. D
               (St. Luke's Episcopal)......................................  5.000   01/02/1997      900,000
    2,735,000  Illinois St. Dev. Fin. Auth. MFH Rev.
               (Cobbler Square Proj.)......................................  4.650   01/02/1997    2,735,000
    2,400,000  Nashville, TN, Metro. Airport Auth. Rev.....................  4.950   01/02/1997    2,400,000
    1,000,000  Orange Co., CA, Impt. Rev. (Irvine Coast)...................  4.850   01/02/1997    1,000,000
      600,000  Pinal Co., AZ, IDA PCR (Magma Copper Co.)...................  5.000   01/02/1997      600,000
    1,850,000  Port St. Helens, OR, PCR (Portland General Elec.)...........  5.250   01/02/1997    1,850,000



TAX-FREE MONEY FUND (Continued)
===============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY
    AMOUNT     FLOATING AND VARIABLE RATE DEMAND NOTES-- 45.6%                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------------


 $    980,000  Redwood Falls, MN, IDR (Zytec Corp. Proj.)..................  4.800%  01/02/1997  $   980,000
      400,000  St. Cloud, MN, Hsg. & Redev. Auth. (Coborn Realty Co.)......  4.350   01/02/1997      400,000
      600,000  Sweetwater Co., WY, PCR (Pacificorp. Proj. B)...............  4.700   01/02/1997      600,000
--------------                                                                                   ------------
 $16,820,000   TOTAL FLOATING AND VARIABLE RATE DEMAND NOTES
-------------- (Amortized Cost $16,820,000)................................                      $16,820,000
                                                                                                 ------------


===============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY
    AMOUNT     ADJUSTABLE RATE PUT BONDS-- 18.6%                              RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------------


 $    325,000  Broomfield, CO, Rev., Ser. 1992 (Up With People Proj.)......  4.000%  01/15/1997  $   325,000
      880,000  Buckeye Tax-Exempt Mtg. Bond Trust..........................  4.500   02/01/1997      878,481
      550,000  Milwaukee, WI, IDR (Wayne C. Oldenburg Proj.)...............  3.950   02/01/1997      550,000
     330,000\  Lansing, MI, EDR (LGH Office Bldg. Proj.)...................  3.900   02/15/1997      330,000
      148,845  Citizens Federal Tax-Exempt Mtg. Bond Trust.................  4.150   03/01/1997      148,845
    1,200,000  Owensboro, KY, IDR, Ser. 1985 (Dart Container)..............  3.600   03/01/1997    1,200,000
      160,000  Cuyahoga Co., OH, IDR (Halle Office Bldg.)..................  4.190   04/01/1997      160,000
      110,000  Kansas City, KS, IDR (Lady Baltimore Foods).................  4.625   04/01/1997      110,000
      430,000  Romulus, MI, Econ. Dev. Corp. (Airport Realty Proj.)........  3.800   04/01/1997      430,000
      230,000  Medina Co., OH, IDR (Nationwide One Proj.)..................  3.900   05/01/1997      229,934
      560,000  Summit Co., OH, IDR (Akromold, Inc. Proj.)..................  3.950   05/01/1997      560,000
      255,000  Westlake, OH, EDR (Cross County Inns).......................  3.750   05/01/1997      255,000
    1,000,000  Westmoreland Co., PA, IDR (White Cons Indust.)..............  3.960   06/01/1997    1,000,000
      710,000  Lexington-Fayette Co., KY, Urban Gov't. Rev.
               (Providence Montessori).....................................  4.10    07/01/1997      710,000
--------------                                                                                   ------------
 $  6,888,845  TOTAL ADJUSTABLE RATE PUT BONDS
-------------- (Amortized Cost $6,887,260).................................                      $ 6,887,260
                                                                                                 ------------


===============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY
    AMOUNT     COMMERCIAL PAPER-- 2.7%                                        RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------------

 $  1,000,000  Orange Co., FL, Health Facs. Pooled Hosp.
               Loan Prog. Rev., Ser. 1985..................................  3.650%  01/08/1997  $ 1,000,000
--------------                                                                                   ------------
 $  1,000,000  TOTAL COMMERCIAL PAPER
-------------- (Amortized Cost $1,000,000).................................                      $ 1,000,000
                                                                                                 ------------
 $ 37,913,845  TOTAL INVESTMENTS AT VALUE-- 102.9%
============== (Amortized Cost $38,015,241)................................                      $38,015,241


               LIABILITIES IN EXCESS OF OTHER ASSETS-- (2.9%) .............                      ( 1,084,880 )
                                                                                                 ------------

               NET ASSETS-- 100.0% ........................................                      $36,930,361
                                                                                                 ============


CALIFORNIA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
December 31, 1996 (Unaudited)

===============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 23.6%          RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------------


$    125,000   San Bernardino, CA, School Health Care Sys. Rev.
               Sisters of Charity), Prerefunded @ 102......................  6.500%  01/01/1997  $   127,500
      100,000  Sacramento, CA, Muni. Utility Dist. Elec. Rev., Ser. S,
               Prerefunded @ 102...........................................  6.625   02/01/1997      102,239
      220,000  Eureka, CA, School Dist. COP, Prerefunded @ 102.............  7.500   04/01/1997      227,118
    1,000,000  Los Angeles Dept. Airports Rev., Prerefunded @ 102..........  6.900   05/01/1997    1,030,111
      265,000  California St. GO...........................................  6.000   05/01/1997      266,843
      250,000  Los Angeles Co., CA, Flood Control Dist. GO.................  4.000   05/01/1997      250,375
    1,000,000  Alameda Co., CA, Trans. Auth. Sales Tax Rev.................  4.750   05/01/1997    1,003,047
    1,000,000  California St., RANS, Ser. 1996A............................  4.500   06/30/1997    1,002,513
      150,000  Los Angeles Co., CA, Trans. Commission Sales Tax Rev.,
               Ser. A, Prerefunded @ 102...................................  8.000   07/01/1997      155,918
      100,000  Puerto Rico Public Bldg. Auth. Rev., Ser. H,
               Prerefunded @ 102...........................................  7.875   07/01/1997      103,930
    2,000,000  California School Cash Reserve Prog. Auth., Ser. 1996A......  4.750   07/02/1997    2,008,640
      600,000  Millbrae California School Dist. GO TRANS...................  4.250   07/10/1997      600,597
      100,000  San Jose, CA, Redev. Agy., Ser. A (Merged Area Redev. Proj.)

               Prerefunded @ 102...........................................  6.800   08/01/1997      103,627
      170,000  Pico, CA, Water Dist. COP...................................  3.900   08/15/1997      170,208
    1,000,000  Butte Co., CA, Office of Education TRANS....................  4.500   08/20/1997    1,003,531
      195,000  Capistrano, CA, Unified Public Financing Auth. Rev., Ser. B.  4.500   09/01/1997      195,816
      275,000  Pleasant Hill, CA, COP (City Hall Proj.), Prerefunded @ 102.  7.000   09/01/1997      286,039
      500,000  Fullerton, CA, Joint Union High School District TRANS.......  4.500   09/05/1997      502,115
--------------                                                                                   ------------
 $  9,050,000  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
-------------- (Amortized Cost $9,140,167).................................                      $ 9,140,167
                                                                                                 ------------


===============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY
    AMOUNT     FLOATING AND VARIABLE RATE DEMAND NOTES-- 61.6%                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------------


 $  2,500,000  Union City, CA, MFH (Skylark Apts. Proj. B).................  2.850%  01/01/1997  $ 2,500,000
      500,000  California Statewide Community Dev. Auth. COP, Ser. 1993A...  4.050   01/01/1997      500,000
    3,000,000  Santa Paula, CA, Public Fin. Auth. Rev.,
               Ser. 1996 (Water Sys. Aquisition Proj.).....................  4.400   01/01/1997    3,000,000
    1,500,000  California Dinuba Fin. Auth., Ser. 1996A
               (Wastewater Treatment Plant Proj.)..........................  4.400   01/01/1997    1,500,000
    2,100,000  San Rafael, CA, IDR, Ser 1994 (Phoenix American, Inc.)......  4.300   01/01/1997    2,100,000
    1,600,000  Vacaville, CA, IDA IDR (Leggett & Platt, Inc.)..............  4.200   01/01/1997    1,600,000
    1,000,000  San Bernardino, CA, IDR (LaQuinta Motor Inns)...............  4.350   01/02/1997    1,000,000
    1,500,000  Hanford, CA, Sewer Rev., Ser. A.............................  4.400   01/02/1997    1,500,000
      500,000  Orange City, CA, Ser. 1985D (Yorba Linda Apartment Proj.)...  4.150   01/02/1997      500,000
      800,000  San Francisco, CA, City & Co. Parking Auth. Rev.............  4.050   01/02/1997      800,000
    1,000,000  San Bernardino Co., CA, Capital Impt. Refinancing
               Project Rev.................................................  4.400   01/02/1997    1,000,000
    1,300,000  San Bernardino Co., CA, COP.................................  4.350   01/02/1997    1,300,000
    1,200,000  Los Angeles, CA, Dept. of Water & Power Rev.................  4.100   01/02/1997    1,200,000
    1,000,000  California PCR, Ser. A (Ultrapower-Rocklin).................  5.500   01/31/1997    1,000,000
      200,000  Irvine Ranch, CA, Water Dist. Rev., Ser. 1993A..............  4.850   01/31/1997      200,000
    1,500,000  California PCR Fin. Auth. (Pacific Gas & Elec.).............  4.800   01/31/1997    1,500,000
    1,200,000  California PCR Fin. Auth. (Del Marva Power &
               Light-Burney Forest Proj.)..................................  4.800   01/31/1997    1,200,000
    1,400,000  California PCR Fin. Auth. (Malagra Power Proj. B)...........  5.500   01/31/1997    1,400,000
--------------                                                                                   ------------
 $23,800,000   TOTAL FLOATING AND VARIABLE RATE DEMAND NOTES
-------------- (Amortized Cost $23,800,000)................................                      $23,800,000
                                                                                                 ------------



CALIFORNIA TAX-FREE MONEY FUND (Continued)
===============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY
    AMOUNT     COMMERCIAL PAPER-- 14.2%                                       RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------------


 $  2,000,000  Los Angeles Co., CA, Metro. Trans. Auth., Ser. A............  3.550%  01/10/1997  $ 2,000,000
    1,500,000  Riverside Co., CA, Trans. Auth. Sales Tax Rev...............  3.550   01/15/1997    1,500,000
    1,500,000  Los Angeles, CA, Harbor Dept................................  3.600   01/15/1997    1,500,000
      500,000  California PCR Fin. Auth. Rev. (Pacific Gas & Elec.)........  3.550   01/22/1997      500,000
--------------                                                                                   ------------
 $  5,500,000  TOTAL COMMERCIAL PAPER
-------------- (Amortized Cost $5,500,000).................................                      $ 5,500,000
                                                                                                 ------------
 $ 38,350,000  TOTAL INVESTMENTS AT VALUE-- 99.4%
============== (Amortized Cost $38,440,167)................................                      $38,440,167


               OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.6% ...............                          219,149
                                                                                                 ------------

               NET ASSETS-- 100.0% ........................................                      $38,659,316
                                                                                                 ============


ROYAL PALM FLORIDA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
December 31, 1996 (Unaudited)
===============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION  BONDS-- 20.8%         RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------------


 $    100,000  Wakulla Co., FL, Sales Tax Rev., Prerefunded @ 102..........  7.000%  01/01/1997  $   102,000
    1,000,000  Dunes, FL, Comm. Dev. Dist. Intercoastal Waterway
               Rev., Proj. A, Prerefunded @ 102............................  7.000   02/01/1997    1,021,400
      175,000  Escambia Co., FL, School Board COP..........................  5.250   02/01/1997      175,207
      275,000  Longboat Key, FL, Beach Erosion Control Dist. A GO..........  3.700   02/01/1997      275,000
      245,000  Hialeah, FL, Water & Sewer Rev..............................  5.250   04/01/1997      245,000
      250,000  Jacksonville, FL, Elec. Auth. Rev., Ser. 3,
               Prerefunded @ 101.50........................................  6.800   04/01/1997      255,570
      150,000  Dade Co., FL, School Board COP, Ser. A......................  4.600   05/01/1997      150,414
      350,000  Florida St. Board of Educ. Cap. Outlay GO, Ser. A...........  5.500   06/01/1997      352,463
      580,000  Florida St. Div. Board Fin. Dept. Rev. (Sunshine Skyway),
               Escrowed to Maturity .......................................  9.800   06/01/1997      594,018
    1,000,000  Monroe Co., FL, School Dist. TANS...........................  3.600   06/04/1997      999,680
      500,000  Broward Co., FL, GO, Prerefunded @ 102......................  6.900   07/01/1997      517,730
      375,000  Florida St. Div. Board Fin. Dept. Rev. (Dept. of
               Nature Preservation)........................................  5.750   07/01/1997      378,331
      200,000  Florida St. Turnpike Auth. Rev., Ser. A.....................  5.000   07/01/1997      201,149
      175,000  Puerto Rico Commonwealth GO, Prerefunded @ 102..............  7.125   07/01/1997      181,371
      250,000  Venice, FL, Util. Rev., Prerefunded @ 102...................  6.900   07/01/1997      258,504
      400,000  Cape Coral, FL, Water Rev...................................  6.625   08/01/1997      406,169
    1,000,000  Dade Co., FL, School Board COP, Ser. B......................  4.250   08/01/1997    1,002,814
      100,000  Pinellas Co., FL, Transportation Impt. Rev., Ser. A.........  3.800   08/01/1997      100,030
      170,000  Walton Co., FL, GO..........................................  3.650   08/01/1997      170,000
      350,000  Homestead, FL, Special Insurance Assessment Rev.............  4.400   09/01/1997      351,464
      225,000  Port Everglades, FL, Port Auth. Rev. (Port,
               Airport, Marina Impts.).....................................  6.900   09/01/1997      229,270
    1,240,000  Bay Medical Ctr., FL, Hosp. Rev. (Bay Medical Ctr. Proj.)...  4.000   10/01/1997    1,242,680
      250,000  Dade Co., FL, Water & Sewer Rev.............................  4.500   10/01/1997      251,464
      200,000  Hollywood, FL, Water & Sewer Rev............................  5.800   10/01/1997      203,068
      350,000  Key West, FL, Util. Board Elec. Rev.........................  3.650   10/01/1997      350,000
      125,000  West Palm Beach, FL, Gtd. Entitlement Rev.,
               Prerefunded @ 102...........................................  6.500   10/01/1997      129,896
--------------                                                                                   ------------
 $ 10,035,000  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
-------------- (Amortized Cost $10,144,692)................................                      $10,144,692
                                                                                                 ------------


===============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY
    AMOUNT     FLOATING AND VARIABLE RATE DEMAND NOTES-- 62.9%                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------------


 $  1,075,000  Broward Co., FL, HFA (Lake Park Assoc. Ltd. Partnership)....  3.850%  01/01/1997  $ 1,075,000
    2,000,000  Orange Co., FL, IDR, Ser. 1996A (Univ. of
               Central Florida Proj.)......................................  4.150   01/01/1997    2,000,000
    1,000,000  St. John's Co., FL, HFA, Ser. 1996 (Anastasia
               Shores Apt. Proj.)..........................................  4.200   01/01/1997    1,000,000
      720,000  Volusia Co., FL, Health Facs. Auth. Rev.
               (Pooled Hosp. Loan Prog.)...................................  4.200   01/01/1997      720,000
    1,000,000  Boca Raton, FL, IDR (Parking Garage)........................  4.375   01/02/1997    1,000,000
    1,200,000  Dade Co., FL, IDA PCR (Florida Power & Light)...............  5.250   01/02/1997    1,200,000
      980,000  Dade Co., FL, HFA (Kendall Court Apts.).....................  4.100   01/02/1997      980,000
   1,600,000   Hillsborough Co., FL, IDA PCR (Tampa Elec.).................  5.250   01/02/1997    1,600,000
    1,400,000  Jacksonville, FL, Health Fac. Auth. Rev.,
               Ser. 1988 (River Garden)....................................  5.500   01/02/1997    1,400,000
    2,400,000  Jacksonville, FL, Health Fac. Auth. Rev.,
               Ser. 1996 (Genesis Rehab. Hosp.)............................  5.000   01/02/1997    2,400,000
    1,500,000  Jacksonville, FL, Health Fac. Auth. Rev.
               (Faculty Practice Assoc.)...................................  4.35    01/02/1997    1,500,000
    1,755,000  Jacksonville, FL, PCR (Florida Power & Light)...............  5.250   01/02/1997    1,755,000
    1,500,000  Marion Co., FL, HFA (Paddock Pl. Proj.).....................  4.200   01/02/1997    1,500,000
    1,000,000  Marion Co., FL, HFA (Summer Trace Apts.)....................  4.200   01/02/1997    1,000,000
    4,800,000  Pinellas Co., FL, Health Fac. Rev. (Pooled Hosp. Loan)......  4.800   01/02/1997    4,800,000
    1,800,000  Plant City, FL, Hosp. Rev. (South Florida Baptist Hosp.)....  4.400   01/02/1997    1,800,000
    2,300,000  St. Lucie Co., FL, PCR (Florida Power & Light)..............  4.000   01/02/1997    2,300,000



ROYAL PALM FLORIDA TAX-FREE MONEY FUND (Continued)
===============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY
    AMOUNT     FLOATING AND VARIABLE RATE DEMAND NOTES-- 62.9%                RATE      DATE         VALUE

---------------------------------------------------------------------------------------------------------------


 $    300,000  St. Lucie Co., FL, PCR (Florida Power & Light)..............  5.250%  01/02/1997  $   300,000
    2,400,000  Volusia Co., FL, Health Facs. Auth.
               Rev. (West Volusia Health)..................................  4.000   01/02/1997    2,400,000
--------------                                                                                   ------------
 $ 30,730,000  TOTAL FLOATING AND VARIABLE RATE DEMAND NOTES
-------------- (Amortized Cost $30,730,000)................................                      $30,730,000
                                                                                                 ------------


==============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY
    AMOUNT     ADJUSTABLE RATE PUT BONDS-- 3.6%                               RATE      DATE         VALUE
--------------------------------------------------------------------------------------------------------------


$ 1,770,000   Florida HFA Rev.............................................  3.500%  06/15/1997  $ 1,770,000
--------------                                                                                   ------------
 $ 1,770,000   TOTAL ADJUSTABLE RATE PUT BONDS
-------------- (Amortized Cost $1,770,000).................................                      $ 1,770,000
                                                                                                 ------------


==============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY
    AMOUNT     COMMERCIAL PAPER-- 13.9%                                       RATE      DATE         VALUE
--------------------------------------------------------------------------------------------------------------


 $  1,500,000  Orange Co., FL, Health Facs. Pooled Hosp.
               Loan Prog., Ser. 1985.......................................  3.650%  01/08/1997  $ 1,500,000
    1,500,000  Pinellas Co., FL, Pooled Independent Higher Educ. Fac. Rev..  3.550   01/14/1997    1,500,000
    1,500,000  St. Lucie Co., FL, PCR (Florida Power & Light Proj. B)......  3.500   01/15/1997    1,500,000
    1,100,000  Jacksonville, FL, Rev., Ser. A..............................  3.550   01/16/1997    1,100,000
    1,200,000  Pinellas Co., FL, Pooled Independent Higher Educ. Fac. Rev..  3.625   01/17/1997    1,200,000
--------------                                                                                   ------------
 $  6,800,000  TOTAL COMMERCIAL PAPER
-------------- (Amortized Cost $6,800,000).................................                      $ 6,800,000
                                                                                                 ------------
 $49,335,000   TOTAL INVESTMENTS AT VALUE -- 101.2%
============== (Amortized Cost $49,444,692)................................                      $49,444,692


               LIABILITIES IN EXCESS OF OTHER ASSETS-- (1.2%) .............                        ( 599,467 )
                                                                                                 ------------

               NET ASSETS-- 100.0% ........................................                      $48,845,225
                                                                                                 ============



TAX-FREE INTERMEDIATE TERM FUND
PORTFOLIO OF INVESTMENTS
December 31, 1996 (Unaudited)
================================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY
    AMOUNT     MUNICIPAL BONDS                                                RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------------


               ALASKA -- 0.5%
 $    385,000  Alaska St. HFC Rev..........................................  7.650%  12/01/2010  $   393,416
                                                                                                 ------------

               ARIZONA -- 3.7%
      500,000  Pima Co., AZ, USD No. 1 (Tuscon), Prerefunded @ 102.........  6.750   07/01/1998      530,005
      400,000  Arizona Educ. Loan Mkt. Corp. Rev., Ser. A..................  6.700   03/01/2000      421,208
     600,000   Maricopa Co., AZ, School Dist. Rev., Ser.
               1991C (Tempe Elem.).........................................   8.000  07/01/2004      720,996
      900,000  Pinal Co, AZ, PCR Magma COP.................................  4.999   12/01/2009      900,000
                                                                                                 ------------
                                                                                                   2,572,209
                                                                                                 ------------
               CALIFORNIA -- 2.5%
      500,000  Santa Clara Co., CA, Hsg. Auth. ARPB (Orchard Glen Apts.)...  5.250   11/01/1998      504,510
      475,000  Sacramento Co., CA, MFH ARPB (Fairway One Apts.)............  5.875   02/01/2003      482,538
      500,000  Santa Monica, CA, Redev. Agy. Lease Rev.....................  6.000   07/01/2003      536,885
      250,000  California HFA Multi-Unit Rental Rev., Ser. B...............  6.500   08/01/2005      263,103
                                                                                                 ------------
                                                                                                   1,787,036
                                                                                                 ------------
               COLORADO -- 1.5%
    1,000,000  Westminster, CO, MFH ARPB (Oasis Wexford Apts.),
               Mandatory Put..............................................   5.350   12/01/2005    1,011,260
                                                                                                 ------------

               FLORIDA -- 7.1%
      500,000  Florida HFA MFH ARPB, Ser. 1978B (Hampton Lakes II Proj.)...  5.700   04/01/2001      506,365
      200,000  Florida St. GO..............................................  6.500   05/01/2004      202,786
    1,000,000  Florida Board of Educ. Capital Outlay GO, Ser. A............  5.500   06/01/2006    1,045,140
    1,000,000  Jacksonville, FL, Excise Tax Rev., Ser. B...................  5.400   10/01/2006    1,017,690
      750,000  Hillsborough Co., FL, Solid Waste Rev.......................  5.500   10/01/2006      781,650
    1,345,000  Florida HFA MFH Sr. Lien., Ser. I-1.........................  6.100   01/01/2009    1,368,349
                                                                                                 ------------
                                                                                                   4,921,980
                                                                                                 ------------
               GEORGIA -- 1.2%
      255,000  Atlanta, GA, Airport Extension & Impt. Rev.,
               Escrowed to Maturity........................................  7.250   01/01/1998      263,933
      500,000  Columbus, GA, Med. Ctr. Hosp. Auth. Rev.....................  6.400   08/01/2002      543,600
                                                                                                     807,533
                                                                                                 ------------
               ILLINOIS -- 2.6%
      500,000  Chicago, IL, Public Bldg. Comm. Rev., Prerefunded @ 102.....  7.700   01/01/1998      529,145
      500,000  Aurora, IL, MFH Rev., Ser. 1988 (Fox Valley)................  7.750   09/01/1998      519,725
      680,000  Illinois St. Educ. Fac. Auth. Rev., Ser. A
               (Loyola Univ.), Prerefunded @ 102...........................  7.125   07/01/2001      761,641
                                                                                                 ------------
                                                                                                   1,810,511
                                                                                                 ------------
               INDIANA -- 10.1%
    3,185,000  Purdue University, IN, COP, Prerefunded @ 102...............  6.250   07/01/2001    3,466,013
    1,000,000  Indiana Bond Bank Special Prog. Rev., Ser. A1...............  6.650   01/01/2004    1,078,590
    1,865,000  Purdue University, IN, COP..................................  5.750   07/01/2007    1,948,645
      500,000  Indiana HFA Multi-Unit Mtg. Prog. Rev., Ser. 1992A..........  6.600   01/01/2012      523,365
                                                                                                 ------------
                                                                                                   7,016,613
                                                                                                 ------------
               IOWA -- 1.7%
      250,000  Iowa Student Loan Liquidity Corp. Rev.......................  6.400   07/01/2004      268,957
      410,000  Iowa HFA Rev................................................  6.500   07/01/2006      430,811
      240,000  Iowa Student Loan Liquidity Corp. Rev.......................  6.600   07/01/2008      251,098
      250,000  Cedar Rapids, IA, Hosp. Fac. Rev.
               (St. Luke's Methodist Hosp.)................................  6.000   08/15/2009      262,498
                                                                                                 ------------
                                                                                                   1,213,364
                                                                                                 ------------



TAX-FREE INTERMEDIATE TERM FUND (Continued)
===============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY
    AMOUNT     MUNICIPAL BONDS                                                RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------------


               KENTUCKY -- 2.3%
 $    675,000  Owensboro, KY, Elec. Light & Power Rev., Prerefunded @ 102.. 10.250%  01/01/2000  $   797,958
      750,000  Kentucky St. Turnpike Auth. EDR (Revitalization Proj.)......  5.250   07/01/2005      775,973
                                                                                                 ------------
                                                                                                   1,573,931
                                                                                                 ------------
               LOUISIANA -- 1.5%
     440,000   Louisiana Public Fac. Auth. Rev.
               (Medical Ctr. of Louisiana).................................  6.000   10/15/2003      468,983
      500,000  West Ouachita Parish, LA, School Dist. GO, Ser. A...........  6.700   03/01/2006      544,645
                                                                                                 ------------
                                                                                                   1,013,628
                                                                                                 ------------
               MARYLAND -- 0.8%
      500,000  Maryland St. Health & Higher Educ. Fac. Auth. Rev.
               (Univ. of Maryland Medical Sys.)............................  6.500   07/01/2001      541,385
                                                                                                 ------------

               MASSACHUSETTS -- 4.6%
      750,000  Massachusetts St. Indust. Fin. Agy.
               ARPB (Asahi/America, Inc.)..................................  5.100   03/01/1999      756,525
      500,000  New England Educ. Loan Mkt. Corp. Rev., Ser. 1992E..........  6.500   09/01/2002      539,280
      500,000  New England Educ. Loan Mkt. Corp. Rev., Ser. 1992B..........  6.600   09/01/2002      539,830
    1,280,000  Worcester, MA, GO...........................................  6.000   07/01/2006    1,384,922
                                                                                                 ------------
                                                                                                   3,220,557
                                                                                                 ------------
               MICHIGAN -- 3.0%
    1,000,000  Michigan St. Bldg. Auth. Rev., Ser. II......................  6.400   10/01/2004    1,087,120
     930,000   West Bloomfield, MI, School Dist............................  6.200   05/01/2007    1,013,644
                                                                                                 ------------
                                                                                                   2,100,764
                                                                                                 ------------
               MINNESOTA -- 1.1%
      700,000  Centennial, MN, ISD GO, Ser. A..............................  5.600   02/01/2002      735,847
                                                                                                 ------------

               MISSISSIPPI -- 1.1%
      500,000  Mississippi Higher Educ. Rev., Ser. B.......................  6.100   07/01/2001      521,305
      250,000  Hattiesburg, MS, Water & Sewer Rev..........................  4.800   08/01/2002      251,670
                                                                                                 ------------
                                                                                                     772,975
                                                                                                 ------------
               NEBRASKA -- 1.1%
       40,000  Nebraska Invest. Fin. Auth. SFM Rev., Ser. A................  8.600   05/15/1997       40,710
      655,000  Nebraska Invest. Fin. Auth. Rev., Ser. 1989
               (Foundation for Educ. Fund), Escrowed to Maturity...........  7.000   11/01/2009      689,754
                                                                                                 ------------
                                                                                                     730,464
                                                                                                 ------------
               NEVADA -- 2.4%
      315,000  Washoe Co., NV, GO, Prerefunded @ 102.......................  7.375   07/01/1999      343,158
    1,000,000  Las Vegas, NV, GO, Sewer Impt. Rev., Prerefunded @ 102......  6.500   04/01/2002    1,103,140
      185,000  Washoe Co., NV, GO..........................................  7.375   07/01/2009      200,479
                                                                                                 ------------
                                                                                                   1,646,777
                                                                                                 ------------
               NEW YORK -- 2.9%
      500,000  New York Local Gov't. Asst. Corp. Rev., Ser. 1991B..........  7.000   04/01/2002      555,890
       85,000  New York, NY, GO............................................  8.000   08/01/2005       88,613
    1,300,000  New York St. Twy Auth. Local Hwy Impt. Rev..................  5.500   04/01/2006    1,358,331
                                                                                                 ------------
                                                                                                   2,002,834
                                                                                                 ------------
               NORTH CAROLINA -- 6.3%
    1,065,000  Durham, NC, COP.............................................  6.375   12/01/2003    1,172,746
    1,200,000  Asheville, NC, GO...........................................  6.100   03/01/2002    1,279,080
      980,000  Univ. of North Carolina Chapel Hill Rev. (Univ. NC Hosp.)...  5.050   02/15/2009      968,583
    1,000,000  Univ. of North Carolina Chapel Hill Rev. (Univ. NC Hosp.)...  5.150   02/15/2010      987,280
                                                                                                 ------------
                                                                                                   4,407,689
                                                                                                 ------------



TAX-FREE INTERMEDIATE TERM FUND (Continued)
===============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY
    AMOUNT     MUNICIPAL BONDS                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------------


               OHIO -- 16.5%
 $    500,000  Ohio St. Bldg. Auth. Rev., Ser. A, Escrowed to Maturity.....  7.150%  03/01/1999  $   530,905
      700,000  Franklin Co., OH, Dev. & Ref. Rev., Ser. 1993
               (American Chemical Soc.)....................................  5.500   04/01/2000      718,340
      500,000  Franklin Co., OH, Rev. (Online Computer Library Ctr.).......  5.500   04/15/2000      513,245
      710,000  Fairfield, OH, IDR ARPB (Skyline Chili, Inc.)...............  5.000   09/01/2000      709,716
      950,000  Akron, Bath & Copley, OH, Joint Twp. Hosp. Rev.
               (Summa Health Systems)......................................  5.900   11/15/2002    1,003,457
      270,000  Warren Co., OH, Hosp. Fac. Rev. (Otterbein Home)............  7.000   07/01/2003      294,702
    1,000,000  Ohio St. EDR Ohio Enterprise Bond Fd.
               (Smith Steelite Proj.)......................................  5.600   12/01/2003    1,013,730
      500,000  Hamilton Co., OH, Hosp. Fac. Rev.
               (Episcopal Retirement Home).................................  6.600   01/01/2004      543,765
      825,000  Jackson, OH, Electric Sys. Mtg. Rev.........................  5.200   07/15/2004      823,961
      445,000  Ohio St. EDR Ohio Enterprise Bond Fd. (Cheryl & Co.)........  5.500   12/01/2004      462,920
    1,005,000  Franklin Co., OH, Health Care Fac. Rev.
               (First Comm. Village).......................................  6.000   06/01/2006    1,026,225
      400,000  Painesville, OH, Elec. Rev..................................  6.000   11/01/2006      423,772
      530,000  Toledo, OH, GO..............................................  6.000   12/01/2006      574,902
      840,000  Kent State University General Receipts Rev..................  6.000   05/01/2007      907,788
      590,000  Ohio St. GO.................................................  4.950   08/01/2008      586,790
      800,000  West Clermont, OH, LSD GO...................................  6.150   12/01/2008      863,112
      500,000  Hamilton Co., OH, Hosp. Fac. Rev. (Bethesda Hosp.)..........  7.000   01/01/2009      514,360
                                                                                                 ------------
                                                                                                  11,511,690
                                                                                                 ------------
               PENNSYLVANIA -- 2.4%
      590,000  Chartiers Valley, PA, Comm. Dev. ARPB (Colonial Bldg.
               Partners Proj.).............................................  5.625   12/01/1997      596,136
      500,000  Pennsylvania St., IDR, Ser. A, Prerefunded @ 102............  7.000   07/01/2001      557,730
      500,000  Pennsylvania Fin. Auth. Muni. Cap. Impt. Proj. Rev..........  6.600   11/01/2009      534,420
                                                                                                 ------------
                                                                                                   1,688,286
                                                                                                 ------------
               SOUTH CAROLINA -- 3.4%
      145,000  Piedmont, SC, Muni. Power Agy. Rev., Ser. A., ETM...........  6.000   01/01/2002      155,043
      855,000  Piedmont, SC, Muni. Power Agy. Rev., Ser. A., (Non- ETM)....  6.000   01/01/2002      905,539
      525,000  South Carolina St. GO, Ser. A...............................  6.000   03/01/2004      561,850
      725,000  Richland-Lexington, SC, Airport Dist. Rev., Ser. 1995
               (Columbia Metro.)...........................................  6.000   01/01/2008      762,569
                                                                                                 ------------
                                                                                                   2,385,001
                                                                                                 ------------
               TENNESSEE -- 1.6%
      525,000  Southeast, TN, Tax-Exempt Mtg. Trust ARPB, Ser. 1990,
               Mandatory Put...............................................  7.250   04/01/2003      562,380
      500,000  Nashville, TN, Metro. Airport Rev., Ser. C..................  6.625   07/01/2007      546,105
                                                                                                 ------------
                                                                                                   1,108,485
                                                                                                 ------------
               TEXAS -- 9.0%
      500,000  N. Central, TX, Health Fac. Rev. (Baylor Health Care),
               Indexed INFLOS..............................................  7.300   11/01/1997      547,625
      500,000  Texas Turnpike Auth. Rev. (Dallas N. Tollway),
               Prerefunded @ 102...........................................  7.250   01/01/1999      540,165
      500,000  Houston, TX, Sr. Lien Rev., Ser. A
               (Hotel Tax & Parking Fac.), Prerefunded @ 100...............  7.000   07/01/2001      552,125
      350,000  Univ. of Texas, TX, Rev., Ser. B, Prerefunded @102..........  6.750   08/15/2001      389,452
    1,000,000  Texas National Research Lab. Fin. Corp. Lease Rev.,
               Prerefunded @ 102...........................................  6.850   12/01/2001    1,122,420
      500,000  N. Texas Higher Educ. Student Loan Rev., Ser. 1991A.........  6.875   04/01/2002      529,530
      650,000  Lufkin, TX, ISD GO..........................................  7.250   02/15/2006      759,408
      650,000  Galveston, TX, Health Fac. Rev. (Devereux Foundation).......  4.900   11/01/2006      649,955
      432,860  Midland, TX, HFC Rev., Ser. A2..............................  8.450   12/01/2011      465,337
      650,000  Univ. of Texas, TX, Rev., Ser. B............................  6.750   08/15/2013      703,079
                                                                                                 ------------
                                                                                                   6,259,096
                                                                                                 ------------
               UTAH -- 1.3%
      870,000  Utah St. School Dist. Fin. Corp. Rev.,
               Mandatory Redemption.......................................   8.375   08/15/1998      934,927
                                                                                                 ------------



TAX-FREE INTERMEDIATE TERM FUND (Continued)
================================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY
    AMOUNT     MUNICIPAL BONDS                                                RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------------


               VIRGINIA -- 1.5%
 $    500,000  Chesterfield Co., VA, GO, Ser. B............................  6.200%  01/01/1999  $   521,530
      500,000  Chesapeake, VA, GO..........................................  5.900   08/01/2005      534,420
                                                                                                 ------------
                                                                                                   1,055,950
                                                                                                 ------------
               WASHINGTON -- 3.2%
      750,000  Seattle, WA, Drain & Wastewater Util. Rev.,
               Prerefunded @ 102...........................................  7.000   12/01/1999      819,683
      335,000  Washington St. GO, Ser. A, Prerefunded @ 100................  6.400   03/01/2001      359,568
    1,000,000  Washington St. Motor Vehicle Fuel Tax GO....................  6.000   09/01/2004    1,070,600
                                                                                                 ------------
                                                                                                   2,249,851
                                                                                                 ------------
               WISCONSIN -- 1.5%
     505,000   Village of Dresser, WI, PCR (F & A Dairy, Inc.).............  6.000   05/01/2000      512,383
      500,000  Wisconsin Public Power System Rev., Ser. A,
               Prerefunded @ 102...........................................  7.500   07/01/2000      559,920
--------------                                                                                   ------------
                                                                                                   1,072,303
                                                                                                 ------------
 $ 64,662,860  TOTAL MUNICIPAL BONDS-- 98.4%
============== (Amortized Cost $66,135,352)................................                      $68,546,362

               OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.6% ...............                        1,129,521
                                                                                                 ------------

               NET ASSETS-- 100.0% ........................................                      $69,675,883
                                                                                                 ============


OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
December 31, 1996 (Unaudited)
===============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 98.2%          RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------------


 $    470,000  Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.),
               Prerefunded @ 102...........................................  7.500%  09/01/1999    $ 517,569
      500,000  Montgomery Co., OH, Garbage & Refuse Rev., Ser. A,
               Prerefunded @ 102...........................................  7.100   11/01/1999      548,050
      500,000  Ohio St. Bldg. Auth. Local Jail Rev., Prerefunded @ 102.....  7.350   04/01/2000      555,185
      500,000  Ohio St. Higher Educ. Fac. Rev. (Ohio Northern Univ.),
               Prerefunded @ 100...........................................  7.250   05/15/2000      546,300
      500,000  Akron, Bath & Copley, OH, Joint Twp. Hosp. Rev.
               (Children's Hosp.), Prerefunded @ 102.......................  7.450   11/15/2000      563,885
      500,000  Franklin Co., OH, Convention Fac. Auth. Tax &
               Lease Rev., Prerefunded @ 102...............................  7.000   12/01/2000      557,205
      500,000  Fairfield Co., OH, Hosp. Fac. Rev.
               (Lancaster-Fairfield Hosp.), Prerefunded @ 102..............  7.100   06/15/2001      561,440
      250,000  Franklin Co., OH, IDR (1st Community Village Healthcare),
               Prerefunded @ 101.50........................................ 10.125   08/01/2001      306,955
       30,000  Clermont Co., OH, Hosp. Fac. Rev., Ser. A
               (Mercy Health Sys.), Prerefunded @ 100......................  7.500   09/01/2001       33,828
    1,000,000  Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.),
               Prerefunded @ 102...........................................  6.733   09/01/2001    1,109,230
      460,000  Westerville, Minerva Park & Blendon, OH, Joint
               Hosp. Dist. Rev. (St. Ann's), Prerefunded @ 102.............  7.100   09/15/2001      518,889
    1,310,000  Cuyahoga Co., OH, Hosp. Rev. (Mt. Sinai), Prerefunded @ 102.  6.625   11/01/2001    1,455,541
      500,000  Springfield, OH, LSD GO, Prerefunded @ 102..................  6.600   12/01/2001      558,475
      500,000  Clermont Co., OH, Sewer Sys. Rev., Ser. 1991,
               Prerefunded @ 102...........................................  7.100   12/01/2001      567,155
        5,000  Cleveland, OH, Waterworks Impt. Rev., Prerefunded @ 102.....  6.500   01/01/2002        5,535
       15,000  Summit Co., OH, GO, Ser. A, Prerefunded @ 100...............  6.900   08/01/2002       16,750
       40,000  Ohio St. Bldg. Auth. Rev. (Frank Lausch Proj.),
               Prerefunded @ 100........................................... 10.125   04/01/2003       48,739
      160,000  Ohio St. Bldg. Auth. Rev. (Columbus St. Proj.),
               Prerefunded @ 100........................................... 10.125   04/01/2003      193,699
      230,000  Summit Co., OH, GO, Ser. A, Prerefunded @ 100...............  6.900   08/01/2003      260,273
      290,000  Alliance, OH, CSD GO........................................  6.900   12/01/2006      322,727
      500,000  Cleveland, OH, Waterworks Impt. Rev., Ser. G (First Mtg.)...  5.500   01/01/2009      516,880
    1,000,000  Franklin Co., OH, Hosp. Impt. Rev. (Holy Cross Health Sys.).  7.625   06/01/2009    1,109,010
      500,000  Mansfield, OH, Hosp. Impt. Rev. (Mansfield General).........  6.700   12/01/2009      547,680
      250,000  Ohio St. Water Dev. Auth. & Impt. Rev. (Pure Water),
               Escrowed to Maturity........................................  7.000   12/01/2009      283,415
      500,000  Ohio Capital Corp. MFH Rev..................................  7.500   01/01/2010      534,875
      500,000  Hamilton, OH, Water Sys. Mtg. Rev., Ser. 1991A..............  6.400   10/15/2010      539,555
      500,000  Montgomery Co., OH, Solid Waste Rev.........................  5.350   11/01/2010      500,370
      500,000  Butler Co., OH, Hosp. Fac. Rev. (Middletown Regional Hosp.).  6.750   11/15/2010      552,110
    1,000,000  Canton, OH, Waterworks Sys. GO, Ser. 1995...................  5.750   12/01/2010    1,040,250
      500,000  St. Mary's, OH, Elec. Sys. Rev..............................  7.150   12/01/2010      555,470
      495,000  Cleveland, OH, Waterworks Impt. Rev., Ser. F (First Mtg.)...  6.500   01/01/2011      538,209
      275,000  Cuyahoga Co., OH, Hosp. Rev. (University Hosp.),
               Escrowed to Maturity........................................  9.000   06/01/2011      305,621
    1,500,000  Ohio St. Water Dev. Auth. PCR...............................  5.300   06/01/2011    1,486,515
      570,000  Ohio HFA SFM Rev., Ser. 1991D...............................  7.000   09/01/2011      604,120
      365,000  Bexley, OH, CSD GO..........................................  7.125   12/01/2011      433,689
      500,000  Greene Co., OH, Water Sys. Rev..............................  6.850   12/01/2011      553,940
      500,000  Maple Heights, OH, GO.......................................  7.000   12/01/2011      557,195
      760,000  Springboro, OH, CSD GO......................................  6.000   12/01/2011      820,048
      500,000  Stark Co., OH, GO...........................................  7.050   12/01/2011      550,845
      500,000  Strongsville, OH, CSD GO....................................  5.350   12/01/2011      504,485
      530,000  Urbana, OH, Wastewater Impt. GO.............................  7.050   12/01/2011      595,556
      600,000  Westerville, OH, Water Sys. Impt. GO........................  6.450   12/01/2011      655,926
      500,000  Cleveland, OH, GO, Ser. A...................................  6.375   07/01/2012      543,095
      255,000  Summit Co., OH, GO, Ser. A..................................  6.900   08/01/2012      281,665
      500,000  Brunswick, OH, CSD GO.......................................  6.900   12/01/2012      555,025
      500,000  Ohio St. Higher Educ. Fac. Rev. (Univ. of Dayton)...........  7.250   12/01/2012      556,290
      500,000  Strongsville, OH, CSD GO....................................  5.375   12/01/2012      503,440
      500,000  Summit Co., OH, GO..........................................  6.625   12/01/2012      548,590
      500,000  Warrensville Heights, OH, GO................................  6.400   12/01/2012      542,645
    1,095,000  West Clermont, OH, LSD GO...................................  6.900   12/01/2012    1,253,830


OHIO INSURED TAX-FREE FUND (Continued)
=================================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 98.2%          RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------


 $    500,000  Worthington, OH, CSD GO.....................................  6.375%  12/01/2012  $   542,630
    1,000,000  Hamilton Co., OH, Hosp. Fac. Rev., Ser. D
               (Children's Hosp. Medical Ctr.).............................  5.000   05/15/2013      950,560
      350,000  Ohio HFA SFM Rev., Ser. 1990D...............................  7.500   09/01/2013      369,212
    1,000,000  Butler Co., OH, Sewer Sys. Rev..............................  5.125   12/01/2013      967,440
      500,000  Ohio St. Bldg. Auth. Rev., Ser. 1994A
               (Juvenile Correctional Bldg.)...............................  6.600   10/01/2014      552,880
      500,000  Mahoning Co., OH, Hosp. Impt. Rev. (YHA, Inc.)..............  7.000   10/15/2014      547,280
      460,000  Bedford Heights, OH, GO.....................................  6.500   12/01/2014      510,536
      290,000  Garfield Heights, OH, GO....................................  6.300   12/01/2014      312,130
      290,000  Northwest, OH, LSD GO.......................................  7.050   12/01/2014      323,802
      530,000  Ottawa Co., OH, GO..........................................  5.750   12/01/2014      543,801
    1,000,000  Portage Co., OH, GO.........................................  6.200   12/01/2014    1,064,700
    1,000,000  Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.).......  5.875   09/01/2015    1,018,590
      600,000  Toledo-Lucas Co., OH, Convention Ctr. Ref. Rev..............  5.700   10/01/2015      608,154
      500,000  Cuyahoga Co., OH, GO........................................  5.250   11/15/2015      487,120
    1,000,000  Buckeye Valley, OH, Delaware Co. LSD GO.....................  6.850   12/01/2015    1,175,720
    1,750,000  Dayton, OH, Airport Rev. (James M. Cox
               Dayton Int'l. Airport)......................................  5.250   12/01/2015    1,690,885
      500,000  Delaware, OH, CSD GO........................................  5.750   12/01/2015      507,900
    1,700,000  Massillon, OH, GO...........................................  6.625   12/01/2015    1,913,333
      500,000  Ohio St. Higher Educ. Fac. Rev. (Univ. of Dayton)...........  6.750   12/01/2015      554,225
    1,420,000  Stow, OH, Safety Center Const. GO...........................  6.150   12/01/2015    1,510,525
    1,000,000  Tuscarawas, OH, LSD GO, Ser. 1995...........................  6.600   12/01/2015    1,109,210
      500,000  Cleveland, OH, Waterworks Impt. Rev.........................  6.250   01/01/2016      529,275
      750,000  Columbus-Polaris Hsg. Corp. Ohio Mtg. Rev.,
               Prerefunded @100............................................  7.400   01/01/2016      845,677
      500,000  Ohio St. Air Quality Dev. Auth. Rev. (Ohio Edison)..........  7.450   03/01/2016      550,320
      380,000  Ohio HFA SFM Rev., Ser. 1990F...............................  7.600   09/01/2016      402,982
    1,055,000  Ohio HFA SFM Rev., Ser. 1991D...............................  7.050   09/01/2016    1,115,019
      500,000  Celina, OH, Wastewater Sys. Mtg. Rev........................  6.550   11/01/2016      541,280
    1,000,000  Cleveland, OH, Public Power Sys. Rev........................  7.000   11/15/2016    1,152,940
      750,000  Montgomery Co., OH, Hosp. Rev. (Miami Valley Hosp.).........  6.250   11/15/2016      790,875
      705,000  Big Walnut, OH, LSD GO (Community Library Proj.)............  6.650   12/01/2016      777,876
      815,000  Butler Co., OH, GO..........................................  5.750   12/01/2016      834,201
      590,000  Garfield Heights, OH, GO....................................  7.050   12/01/2016      649,997
    1,000,000  Greater Cleveland, OH, Regional Transit Auth. GO............  5.650   12/01/2016    1,000,800
    1,000,000  North Olmsted, OH, GO.......................................  5.000   12/01/2016      942,200
    1,780,000  Troy, OH, GO................................................  5.000   12/01/2016    1,654,706
    1,335,000  Kent St. Univ. General Receipts Rev.........................  5.500   05/01/2017    1,330,034
      850,000  Alliance, OH, Waterworks Sys. Rev...........................  6.650   10/15/2017      930,036
      500,000  Toledo, OH, Sewer Sys. Rev..................................  6.350   11/15/2017      537,130
      675,000  Reynoldsburg, OH, CSD GO....................................  6.550   12/01/2017      739,516
      500,000  Ohio St. Air Quality Dev. Auth. Rev., Ser. 1990B
               (Ohio Edison)...............................................  7.100   06/01/2018      546,640
      500,000  Newark, OH, Water Sys. Impt. Rev............................  6.000   12/01/2018      519,550
    1,000,000  S. Euclid-Lyndhurst, OH, CSD GO, Ser. 1996..................  6.400   12/01/2018    1,090,670
      500,000  Seneca Co., OH, GO (Jail Fac.)..............................  6.500   12/01/2018      547,875
      500,000  Franklin Co., OH, Hosp. Rev., Ser. 1991 (Mt. Carmel)........  6.750   06/01/2019      550,705
      500,000  Crawford Co., OH, GO........................................  6.750   12/01/2019      561,965
      360,000  Cuyahoga Co., OH, Hosp. Rev. (University Hosp.).............  6.250   01/15/2020      379,649
      500,000  Lucas Co., OH, Hosp. Impt. Rev. (St. Vincent's Hosp.).......  6.750   08/15/2020      541,845
    1,750,000  Celina, OH, CSD GO..........................................  5.250   12/01/2020    1,676,395
    1,000,000  Ohio St. Air Quality Dev. Auth. Rev., Ser. 1985A
               (Columbus Southern Power)...................................  6.375   12/01/2020    1,071,250
      200,000  Montgomery Co., OH, Hosp. Rev. (Sisters of Charity).........  6.625   05/15/2021      214,850
       15,000  Puerto Rico HFC SFM Rev., Ser. A............................  7.800   10/15/2021       15,392
    1,700,000  Lorain Co., OH, Hosp. Rev. (EMH Regional Med. Ctr.).........  5.375   11/01/2021    1,648,881
    1,220,000  Butler Co., OH, Sewer Sys. Rev..............................  5.250   12/01/2021    1,174,030
    1,000,000  Kent St. Univ. General Receipts Rev.........................  6.500   05/01/2022    1,089,170
    1,000,000  Cleveland, OH, Parking Facs. Rev............................  5.500   09/15/2022      991,750



OHIO INSURED TAX-FREE FUND (Continued)
===============================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY
    AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS-- 98.2%          RATE      DATE         VALUE

---------------------------------------------------------------------------------------------------------------


$    160,000   Puerto Rico HFC Rev.........................................  6.850%  10/15/2023  $   167,733
    1,000,000  Springboro, OH, CSD GO......................................  5.100   12/01/2023      941,440
    1,000,000  Ohio St. Turnpike Rev., Ser. 1996A..........................  5.500   02/15/2026      982,830
    1,000,000  Ohio St. Air Quality PCR (Penn Power).......................  6.450   05/01/2027    1,070,760
--------------                                                                                   ------------
 $ 71,935,000  TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
-------------- (Amortized Cost $71,319,434)................................                      $76,186,651
                                                                                                 ------------


================================================================================================================
   PRINCIPAL                                                                 COUPON   MATURITY
    AMOUNT     FLOATING AND VARIABLE RATE DEMAND NOTES-- 0.8%                 RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------------


 $    100,000  Ohio St. Air Quality Dev. Auth. Rev., Ser. 1985B............  4.700%  01/02/1997  $   100,000
      500,000  Cuyahoga Co., OH, Hosp. Impt. Rev. (Univ. Hosp. Cleveland)..  5.000   01/02/1997      500,000
--------------                                                                                   ------------
 $    600,000  TOTAL FLOATING AND VARIABLE RATE DEMAND NOTES
-------------- (Amortized Cost $600,000)...................................                      $   600,000
                                                                                                 ------------
 $ 72,535,000  TOTAL INVESTMENTS AT VALUE-- 99.0%
============== (Amortized Cost $71,919,434)................................                      $76,786,651

               OTHER ASSETS IN EXCESS OF LIABILITIES--  1.0% ..............                          756,128
                                                                                                 ------------

               NET ASSETS-- 100.0% ........................................                      $77,542,779
                                                                                                 ============


NOTES TO PORTFOLIOS OF INVESTMENTS
December 31, 1996 (Unaudited)
==============================================================================

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at December 31, 1996.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

ARPB - Adjustable Rate Put Bonds
ISD - Independent School District
BANS - Bond Anticipation Notes
LSD - Local School District
COP - Certificates of Participation
MFH - Multi-Family Housing
CSD - City School District
MFM - Multi-Family Mortgage
EDA - Economic Development Authority
PCR - Pollution Control Revenue
EDR - Economic Development
RANS - Revenue Anticipation Notes
GO - General Obligation
SFM - Single Family Mortgage
HFA - Housing Finance Authority/Agency
TANS - Tax Anticipation Notes
HFC - Housing Finance Corporation
TRANS - Tax Revenue Anticipation Notes
IDA - Industrial Development Authority/Agency
USD - Unified School District
IDR - Industrial Development Revenue
VRDN - Variable Rate Demand Notes

MIDWEST GROUP OF FUNDS(R)

         MIDWEST GROUP TAX FREE TRUST

         312 Walnut St., 21st Floor
         Cincinnati, Ohio 45202-3874
         Nationwide (Toll Free) 800-543-8721
         Cincinnati 629-2000
         Rate Line 579-0999
         Shareholder Services
         Nationwide (Toll Free) 800-543-0407
         Cincinnati 629-2050

         OFFICERS

         Robert H. Leshner, President
         John F. Splain, Secretary
         Mark J. Seger, Treasurer

         INVESTMENT ADVISER/UNDERWRITER

         MIDWEST GROUP FINANCIAL SERVICES, INC.
         312 Walnut St., 21st Floor
         Cincinnati, Ohio 45202-3874

         TRANSFER AGENT

         MGF SERVICE CORP.
         P.O. Box 5354
         Cincinnati, Ohio 45201-5354

         This report is authorized for distribution only when it is accompanied or preceded by a current prospectus of Midwest Group Tax Free Trust.